N-4	Apr. 14, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	ALLIANZ LIFE INSURANCE CO OF NEW YORK
Entity Central Index Key	0000080019
Entity Investment Company Type	N-4
Document Period End Date	Apr. 14, 2025
Amendment Flag	false
Allianz Index Advantage+ New York Variable Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS	Prospectus Location
Are There Charges or Adjustments for Early Withdrawals?
Yes, your Contract is subject to charges for early withdrawals. If you withdraw money from the Contract within six years of your last Purchase Payment, you will be assessed a withdrawal charge of up to 8% of the Purchase Payment withdrawn, declining to 0% over that time period. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a withdrawal charge of up to $8,000. This loss will be greater if there is a negative Daily Adjustment, taxes, or tax penalties.

In addition, if you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this Contract) from an Index Option on a date other than the
Term End Date, a Daily Adjustment will apply to the Index Option Value available for withdrawal. The Daily Adjustment also applies if before the Term End Date you execute a
Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct
Contract fees and expenses. The Daily Adjustment may be positive, negative, or equal to zero. A negative Daily Adjustment will result in a loss, and could result in a loss beyond the protection of the 10%, 20%, or 30% Buffer, as applicable. The maximum potential loss from a negative Daily Adjustment is -99%.  For example, if you allocate $100,000 to a 1-year
Term Index Option with 10% Buffer and later withdraw the entire amount before the Term has ended, you could lose up to $99,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge, taxes, and tax penalties.
Fee Tables 7. Expenses and Adjustments Appendix C – Daily Adjustment
Are There Transaction Charges?	No. Other than withdrawal charges and Daily Adjustments that may apply to withdrawals and other transactions under the Contract, there are no other transaction charges.	Not Applicable
Are There Ongoing Fees and Expenses?
Yes, there are ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These ongoing fees and expenses do not reflect any financial adviser fees paid to a Financial Professional from your Contract
Value or other assets of the Owner. If such charges were reflected, these ongoing fees and expenses would be higher.

There is an implicit ongoing fee on Index Options to the extent that your participation in Index gains is limited by us through a Cap or Trigger Rate. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.

				Fee Tables 1. The Contract – Financial Adviser Fees 7. Expenses and Adjustments Appendix A – Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1)	1.26%	1.26%
	Investment Options (2) (Fund fees and expenses)	0.65%	0.65%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	Not Applicable	Not Applicable
	(1) As a percentage of the Variable Option’s average net assets, plus an amount attributable to the estimated contract maintenance charge based on expected Contract sales.
	(2) As a percentage of the AZL Government Money Market Fund's average daily net assets.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add a withdrawal charge and a negative Daily Adjustment that substantially increase costs.

Lowest Annual Cost: $1,753	Highest Annual Cost: $1,753
Assumes: ●Investment of $100,000 in the Variable Option ●5% annual appreciation ●No additional Purchase Payments, transfers, or withdrawals ●No financial adviser fees ●No Daily Adjustment	Assumes: ●Investment of $100,000 in the Variable Option ●5% annual appreciation ●No additional Purchase Payments, transfers, or withdrawals ●No financial adviser fees ●No Daily Adjustment

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes, your Contract is subject to charges for early withdrawals. If you withdraw money from the Contract within six years of your last Purchase Payment, you will be assessed a withdrawal charge of up to 8% of the Purchase Payment withdrawn, declining to 0% over that time period. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a withdrawal charge of up to $8,000. This loss will be greater if there is a negative Daily Adjustment, taxes, or tax penalties.

In addition, if you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this Contract) from an Index Option on a date other than the
Term End Date, a Daily Adjustment will apply to the Index Option Value available for withdrawal. The Daily Adjustment also applies if before the Term End Date you execute a
Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct
Contract fees and expenses. The Daily Adjustment may be positive, negative, or equal to zero. A negative Daily Adjustment will result in a loss, and could result in a loss beyond the protection of the 10%, 20%, or 30% Buffer, as applicable. The maximum potential loss from a negative Daily Adjustment is -99%.  For example, if you allocate $100,000 to a 1-year
Term Index Option with 10% Buffer and later withdraw the entire amount before the Term has ended, you could lose up to $99,000 of your investment. This loss will be greater if you also have to pay a withdrawal charge, taxes, and tax penalties.
Fee Tables 7. Expenses and Adjustments Appendix C – Daily Adjustment

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Are There Transaction Charges?	No. Other than withdrawal charges and Daily Adjustments that may apply to withdrawals and other transactions under the Contract, there are no other transaction charges.	Not Applicable

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes, there are ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These ongoing fees and expenses do not reflect any financial adviser fees paid to a Financial Professional from your Contract
Value or other assets of the Owner. If such charges were reflected, these ongoing fees and expenses would be higher.

There is an implicit ongoing fee on Index Options to the extent that your participation in Index gains is limited by us through a Cap or Trigger Rate. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.

				Fee Tables 1. The Contract – Financial Adviser Fees 7. Expenses and Adjustments Appendix A – Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1)	1.26%	1.26%
	Investment Options (2) (Fund fees and expenses)	0.65%	0.65%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	Not Applicable	Not Applicable
	(1) As a percentage of the Variable Option’s average net assets, plus an amount attributable to the estimated contract maintenance charge based on expected Contract sales.
	(2) As a percentage of the AZL Government Money Market Fund's average daily net assets.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add a withdrawal charge and a negative Daily Adjustment that substantially increase costs.

Lowest Annual Cost: $1,753	Highest Annual Cost: $1,753
Assumes: ●Investment of $100,000 in the Variable Option ●5% annual appreciation ●No additional Purchase Payments, transfers, or withdrawals ●No financial adviser fees ●No Daily Adjustment	Assumes: ●Investment of $100,000 in the Variable Option ●5% annual appreciation ●No additional Purchase Payments, transfers, or withdrawals ●No financial adviser fees ●No Daily Adjustment

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.26%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.26%
Base Contract (N-4) Footnotes [Text Block]	(1)As a percentage of the Variable Option’s average net assets, plus an amount attributable to the estimated contract maintenance charge based on expected Contract sales.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.65%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.65%
Investment Options Footnotes [Text Block]	(2)As a percentage of the AZL Government Money Market Fund's average daily net assets.
Lowest and Highest Annual Cost [Table Text Block]

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add a withdrawal charge and a negative Daily Adjustment that substantially increase costs.

Lowest Annual Cost: $1,753	Highest Annual Cost: $1,753
Assumes: ●Investment of $100,000 in the Variable Option ●5% annual appreciation ●No additional Purchase Payments, transfers, or withdrawals ●No financial adviser fees ●No Daily Adjustment	Assumes: ●Investment of $100,000 in the Variable Option ●5% annual appreciation ●No additional Purchase Payments, transfers, or withdrawals ●No financial adviser fees ●No Daily Adjustment

Lowest Annual Cost [Dollars]	$ 1,753
Highest Annual Cost [Dollars]	$ 1,753
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?
Yes, you can lose money by investing in the Contract, including loss of principal and previous earnings.

The maximum amount of loss that you could experience from negative Index Return, after taking into account the current limits on Index loss provided under the
Contract, is: -90% with a 10% Buffer; -80% with a 20% Buffer; and -70% with a 30%
Buffer.

The limits on Index loss offered under the Contract may change from one Term to the next if we add an Index Option.
Principal Risks of Investing In the Contract 4.Index Options 6. Valuing Your Contract – Calculating Performance Credits
Is This a Short-Term Investment?
• No, this Contract is not a short-term investment and is not appropriate if you need ready access to cash.
• Considering the benefits of tax deferral and long-term income, the Contract is generally more beneficial to investors with a long investment time horizon.
• Withdrawals are subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59  1∕2.
• If, within six years after we receive a Purchase Payment, you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this
Contract), withdrawal charges will apply. A withdrawal charge will reduce your Contract
Value or the amount of money that you actually receive. Withdrawals may reduce or end
Contract guarantees.
• Amounts invested in an Index Option must be held in the Index Option for the full Term before they can receive a Performance Credit. We apply a Daily Adjustment, if before the
Term End Date, you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this Contract), you execute a Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct Contract fees and expenses.
• The Daily Adjustment may be negative. You will lose money if the Daily Adjustment is negative.
• Withdrawals and other deductions from an Index Option prior to a Term End Date will result in a proportionate reduction to your Index Option Base. The proportionate reduction could be greater than the amount withdrawn or deducted. Reductions to your Index
Option Base will result in lower Index Option Values for the remainder of the Term and lower gains (if any) on the Term End Date.
• On the Term End Date, you can transfer assets invested in an Index Option by changing your allocation instructions. If you do not change your allocation instructions, you will continue to be invested in the same Index Option with a new Term Start Date. The new
Term will be subject to the applicable renewal Trigger Rate, Cap, and/or Participation
Rate.
Principal Risks of Investing In the Contract 4.Index Options 6. Valuing Your Contract 7. Expenses and Adjustments Appendix C – Daily Adjustment
What are the Risks Associated with the Investment Options?
• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Variable Option and the Index Options available under the Contract.
• The Variable Option and each Index Option have their own unique risks.
• You should review the Fund’s prospectus and disclosures, including risk factors, before making an investment decision.
• Caps and Trigger Rates will limit positive Performance Credits (e.g., limited upside). This may result in earning less than the Index Return.
– For example, if at the end of a 1-year Term, the Index Return is 25% and the Cap is
15%, we apply a Performance Credit of 15%, meaning your Contract Value allocated to that Index Option will increase by 15% since the Term Start Date. If at the end of the
Term, the Index Return is 6% and the Trigger Rate is 10%, we apply a Performance
Credit of 10%, meaning your Contract Value allocated to that Index Option will increase by 10% since the Term Start Date.
• The Buffer will limit negative Performance Credits (e.g., limited protection in the case of
Index decline). However, you bear the risk for all Index losses that exceed the
Buffer.
– For example, if at the end of a Term, the Index Return is -25% and the Buffer is 10%,
we apply a Performance Credit of -15%, meaning your Contract Value allocated to that
Index Option will decrease by 15% since the Term Start Date.
• The Indexes are price return indexes, not total return indexes. This means that the Index
Options do not receive any dividends payable on these securities. The Index Options also do not directly participate in the returns of the Indexes or the Indexes' component securities. This will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index.
Principal Risks of Investing In the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us. All obligations, guarantees or benefits of the Contract, including those relating to the Index Options, are the obligations of Allianz Life of New York and are subject to our claims-paying ability and financial strength. More information about Allianz Life of New York, including our financial strength ratings, is available upon request by visiting
https://www.allianzlife.com/new-york/about/why-allianz-life-of-ny, or contacting us at (800)
624-0197.
Principal Risks of Investing In the Contract

Investment Restrictions [Text Block]	Yes, there are limits on the Investment Options.• We can add new Index Options to your Contract in the future.• We restrict additional Purchase Payments during the Accumulation Phase. Each Index Year, you cannot add more than your initial amount (i.e., the total of all Purchase Payments received before the first Quarterly Contract Anniversary of the first Contract Year).• We do not accept additional Purchase Payments during the Annuity Phase.• We typically only allow assets to move into the Index Options on the Index Effective Date and on subsequent Index Anniversaries as discussed in section 3, Purchasing the Contract – Allocation of Purchase Payments and Contract Value Transfers. However, if you execute an Early Reallocation, we will move assets into an Index Option on the Business Day we receive your Early Reallocation request in Good Order. The Index Performance Strategy 6-year Term Index Options are not available as a destination for Early Reallocation, but they can be a source.• You can typically transfer Index Option Value only on Term End Dates. However, you can transfer assets out of an Index Option before the Term End Date by first executing a Performance Lock and then either requesting an Early Reallocation with new allocation instructions or changing your allocation instructions before the next Index Anniversary. For more information, see “Performance Locks” and “Early Reallocation” in section 6, Valuing Your Contract.• We do not allow assets to move into an established Index Option until the Term End Date. If you request to allocate a Purchase Payment into an established Index Option on an Index Anniversary that is not a Term End Date, we will allocate those assets to the same Index Option with a new Term Start Date.• With notice, we may make certain Index Options temporarily unavailable for a year or more if we are unable to support the minimum Trigger Rate or Cap on that Index Option.– We cannot make Group A Index Options temporarily unavailable on the Index Effective Date or an Index Anniversary.– We can make Group B Index Options temporarily unavailable on the Index Effective Date or an Index Anniversary.– We can make Group C Index Options temporarily unavailable on an Index Anniversary occurring on or after the sixth Index Anniversary.(For more information on an Index Option’s temporary unavailability group, please see Overview of the Contract – What are the Phases of the Contract?) Once we make an Index Option temporarily unavailable, it may continue to be unavailable so long as we are unable to support its minimum Trigger Rate or Cap due to yield on investments or the availability or cost of hedging. We cannot make an Index Option temporarily unavailable for any reason other than being unable to support its minimum Trigger Rate or Cap. We also cannot make an Index Option permanently unavailable, remove it from the Contract after issue, or make an Index Option to which you are currently allocated temporarily unavailable during its Term. A temporarily unavailable Index Option will become available once we can support its minimum Trigger Rate or Cap. Although we cannot eliminate an Index Option from your Contract, we reserve the right to substitute Indexes either on a Term Start Date or during a Term. – We can make all Index Options temporarily unavailable for Early Reallocation at any time, which means there may be times when Early Reallocation is unavailable to you.• We reserve the right to substitute the Fund in which the Variable Option invests. • We can also decline a Purchase Payment if it does not meet the requirements set out in section 3, Purchasing the Contract – Purchase Requirements.• Caps, Trigger Rates, and Participation Rates will change from one Term to the next subject to their contractual minimum guarantees.• The 10%, 20%, and 30% Buffers for the currently available Index Options do not change. However, if we add a new Index Option to your Contract after the Issue Date, we establish the Buffer for it on the date we add the Index Option to your Contract. For a new Index Option, the minimum Buffer is 5%.
Optional Benefit Restrictions [Text Block]	Yes, there are restrictions on Contract benefits.• We do not allow Performance Locks to occur on Term End Dates.• We do not accept Early Reallocation requests before the Index Effective Date, or within 14 calendar days before an Index Anniversary. Currently you are limited to two Early Reallocation requests each Index Year. Index Performance Strategy 6-year Term Index Options and the Variable Option are not available as a destination for Early Reallocation, but they can be a source.• We reserve the right to discontinue or modify the Minimum Distribution Program and Financial Adviser Fees program.• The deduction of financial adviser fees is in addition to this Contract's fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay financial adviser fees may be subject to a Daily Adjustment (that could be negative), are subject to withdrawal charges, will reduce the Contract Value dollar for dollar and Guaranteed Death Benefit Value proportionately (perhaps significantly and by more than the amount withdrawn).• The Traditional Death Benefit is only available during the Accumulation Phase. Upon annuitization, this benefit will end.• The Traditional Death Benefit may not be modified, but it will terminate if you take withdrawals that reduce both the Contract Value and Guaranteed Death Benefit Value to zero. Withdrawals may reduce the Traditional Death Benefit’s Guaranteed Death Benefit Value by more than the value withdrawn and could end the Traditional Death Benefit.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and withdrawals from or payments received under the Contract.• If you purchased the Contract as an individual retirement annuity or through a custodial individual retirement account, you do not get any additional tax benefit under the Contract.• Generally, earnings under a Non-Qualified Contract are taxed at ordinary income rates when withdrawn, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.• Generally, distributions from Qualified Contracts are taxed at ordinary income tax rates when withdrawn, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.
Investment Professional Compensation [Text Block]	Your Financial Professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., cash bonuses), and non-cash compensation. We and/or our wholly owned subsidiary distributor may also make marketing support payments to certain selling firms for marketing services and costs associated with Contract sales. This conflict of interest may influence your Financial Professional to recommend this Contract over another investment for which the Financial Professional is not compensated or compensated less.
Exchanges [Text Block]	Whether to exchange your existing Contract for a new contract is a decision that each investor should make based on their personal circumstances and financial objectives. However, in making this decision you should be aware that some Financial Professionals may have a financial incentive to offer you a new contract in place of one you already own. You should only exchange your Contract if you determine, after comparing the features, risks, and fees of both contracts, including any fees or penalties to terminate your existing Contract, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]	Fee TablesThe following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year. These tables do not reflect any financial adviser fees that you pay from your other assets, or that you choose to have us pay from this Contract. If financial adviser fees were reflected, fees and expenses would be higher.The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted.Transaction ExpensesWithdrawal Charge During Your Contract’s First Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
0	8%
1	7%
2	6%
3	5%
4	3%
5	1%
6 years or more	0%
(1)The Contract provides a free withdrawal privilege that allows you to withdraw 10% of your total Purchase Payments annually without incurring a withdrawal charge, as discussed in section 8, Access to Your Money – Free Withdrawal Privilege.(2)The Withdrawal Charge Basis is the total amount under your Contract that is subject to a withdrawal charge, as discussed in section 7, Expenses and Adjustments – Withdrawal Charge.The next table describes the Daily Adjustment, in addition to any transaction expenses, that applies if all or a portion of the Contract Value is removed from an Index Option before the end of a Term.Adjustments
Index Dual Precision Strategy, Index Precision Strategy, and Index Performance Strategy
Daily Adjustment Maximum Potential Loss	99%
(as a percentage of Index Option Value, applies for distributions from an Index Option before any Term End Date)(1)
(1)This table shows the maximum potential loss due to the application of the Daily Adjustment (e.g., maximum loss could occur if there is a total distribution within a Term at a time when the Index price has declined to zero). The Daily Adjustment could result in a loss beyond the protection of the 10%, 20%, or 30% Buffer. The Daily Adjustment applies if, before the Term End Date, you take a full or partial withdrawal (including any financial adviser fees that you choose to have us pay from this Contract), you execute a Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct Contract fees or expenses. The actual Daily Adjustment calculation is determined by a formula described in Appendix C.The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). Annual Contract Expenses
Administrative Expenses (or contract maintenance charge)(1) (per year)	$50
Base Contract Expenses(2) (as a percentage of the Variable Option’s average net assets)(3)	1.25%
(1)Referred to as the “contract maintenance charge” in the Contract and elsewhere in this prospectus. Waived if the Contract Value is at least $100,000. Also waived during the Annuity Phase. See section 7, Expenses and Adjustments – Contract Maintenance Charge (Administrative Expenses).(2)Referred to as the “mortality and expense risk charge” in the Contract, or "M&E charge" elsewhere in this prospectus. See section 7, Expenses and Adjustments – Base Contract Expenses (Mortality and Expense Risk (M&E) Charge).(3)Referred to as “a percentage of the Variable Option’s net asset value” in the Contract.In addition to the fees described above, we may limit the amount you can earn on the Index Options. This means your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses.The next item shows the total operating expenses charged by the Fund that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. More information about the Fund, including its annual expenses, may be found in Appendix A – Investment Options Available Under the Contract.Annual Fund Expenses
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.65%

Transaction Expenses [Table Text Block]	The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. State premium taxes may also be deducted.Transaction ExpensesWithdrawal Charge During Your Contract’s First Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
0	8%
1	7%
2	6%
3	5%
4	3%
5	1%
6 years or more	0%
(1)The Contract provides a free withdrawal privilege that allows you to withdraw 10% of your total Purchase Payments annually without incurring a withdrawal charge, as discussed in section 8, Access to Your Money – Free Withdrawal Privilege.(2)The Withdrawal Charge Basis is the total amount under your Contract that is subject to a withdrawal charge, as discussed in section 7, Expenses and Adjustments – Withdrawal Charge.The next table describes the Daily Adjustment, in addition to any transaction expenses, that applies if all or a portion of the Contract Value is removed from an Index Option before the end of a Term.Adjustments
Index Dual Precision Strategy, Index Precision Strategy, and Index Performance Strategy
Daily Adjustment Maximum Potential Loss	99%
(as a percentage of Index Option Value, applies for distributions from an Index Option before any Term End Date)(1)
(1)This table shows the maximum potential loss due to the application of the Daily Adjustment (e.g., maximum loss could occur if there is a total distribution within a Term at a time when the Index price has declined to zero). The Daily Adjustment could result in a loss beyond the protection of the 10%, 20%, or 30% Buffer. The Daily Adjustment applies if, before the Term End Date, you take a full or partial withdrawal (including any financial adviser fees that you choose to have us pay from this Contract), you execute a Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct Contract fees or expenses. The actual Daily Adjustment calculation is determined by a formula described in Appendix C.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	8.00%
Deferred Sales Load, Footnotes [Text Block]	The Contract provides a free withdrawal privilege that allows you to withdraw 10% of your total Purchase Payments annually without incurring a withdrawal charge, as discussed in section 8, Access to Your Money – Free Withdrawal Privilege.(2)The Withdrawal Charge Basis is the total amount under your Contract that is subject to a withdrawal charge, as discussed in section 7, Expenses and Adjustments – Withdrawal Charge.
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). Annual Contract Expenses
Administrative Expenses (or contract maintenance charge)(1) (per year)	$50
Base Contract Expenses(2) (as a percentage of the Variable Option’s average net assets)(3)	1.25%
(1)Referred to as the “contract maintenance charge” in the Contract and elsewhere in this prospectus. Waived if the Contract Value is at least $100,000. Also waived during the Annuity Phase. See section 7, Expenses and Adjustments – Contract Maintenance Charge (Administrative Expenses).(2)Referred to as the “mortality and expense risk charge” in the Contract, or "M&E charge" elsewhere in this prospectus. See section 7, Expenses and Adjustments – Base Contract Expenses (Mortality and Expense Risk (M&E) Charge).(3)Referred to as “a percentage of the Variable Option’s net asset value” in the Contract.
Administrative Expense, Current [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	(1)Referred to as the “contract maintenance charge” in the Contract and elsewhere in this prospectus. Waived if the Contract Value is at least $100,000. Also waived during the Annuity Phase. See section 7, Expenses and Adjustments – Contract Maintenance Charge (Administrative Expenses).
Base Contract Expense (of Other Amount), Current [Percent]	1.25%
Base Contract Expense, Footnotes [Text Block]	(2)Referred to as the “mortality and expense risk charge” in the Contract, or "M&E charge" elsewhere in this prospectus. See section 7, Expenses and Adjustments – Base Contract Expenses (Mortality and Expense Risk (M&E) Charge).(3)Referred to as “a percentage of the Variable Option’s net asset value” in the Contract.
Annual Portfolio Company Expenses [Table Text Block]	The next item shows the total operating expenses charged by the Fund that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. More information about the Fund, including its annual expenses, may be found in Appendix A – Investment Options Available Under the Contract.Annual Fund Expenses
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.65%

Portfolio Company Expenses Maximum [Percent]	0.65%
Surrender Example [Table Text Block]	(1) If you surrender your Contract (take a full withdrawal) at the end of the applicable time period.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,124
Surrender Expense, 3 Years, Maximum [Dollars]	11,352
Surrender Expense, 5 Years, Maximum [Dollars]	12,930
Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,127
Annuitize Example [Table Text Block]	(2) If you annuitize your Contract at the end of the applicable time period.
Annuitized Expense, 3 Years, Maximum [Dollars]	$ 5,952
Annuitized Expense, 5 Years, Maximum [Dollars]	10,230
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 22,127
No Surrender Example [Table Text Block]	(3) If you do not surrender your Contract.
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,924
No Surrender Expense, 3 Years, Maximum [Dollars]	5,952
No Surrender Expense, 5 Years, Maximum [Dollars]	10,230
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,127
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing In the ContractThe Contract involves certain risks that you should understand before investing. You should carefully consider your income needs and risk tolerance to determine whether the Contract is appropriate for you. The level of risk you bear and your potential investment performance will differ depending on the Investment Options you choose.Risk of LossReturns on securities and securities Indexes can vary substantially, which may result in investment losses. The historical performance of the Investment Options does not guarantee future results. It is impossible to predict whether underlying investment values will fall or rise. Trading prices of the securities underlying the Investment Options are influenced by economic, financial, regulatory, geographic, judicial, political and other complex and interrelated factors. These factors can affect capital markets generally and markets on which the underlying securities are traded and these factors can influence the performance of the underlying securities. Depending on your individual circumstances (e.g., your selected Investment Options and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. You should consult with a Financial Professional.The Variable Option does not provide any protection against loss of principal. You can lose principal and previous earnings for Purchase Payments held in, allocated to, or Contract Value transferred to the Variable Option and such losses could be significant.If you allocate Purchase Payments or transfer Contract Value to an Index Option, negative Index Returns may cause Performance Credits to be negative after application of the 10%, 20%, or 30% Buffer. For the Index Performance Strategy, we apply the Buffer for the entire Term length; we do not apply the Buffer annually on a 3-year or 6-year Term Index Option. Ongoing deductions we make for Contract fees and expenses could also cause amounts available for withdrawal to be less than what you invested even if Index performance has been positive. You can lose principal and previous earnings if you allocate Purchase Payments or transfer Contract Value to the Index Options, and such losses could be significant. The maximum potential negative Performance Credit is based on the Buffer. If the Buffer is 10%, the maximum negative Performance Credit is -90%; if the Buffer is 20%, the maximum negative Performance Credit is -80%; and if the Buffer is 30%, the maximum negative Performance Credit is -70%. Such losses will be greater if you take a withdrawal (including any financial adviser fees that you choose to have us pay from this Contract) that is subject to a withdrawal charge, or is a deduction of Contract fees and expenses.Early Withdrawal RiskWe designed the Contract to be a long-term investment that you can use to help build and provide income for retirement. The Contract is not suitable for short-term investment.If you need to take a full or partial withdrawal during the withdrawal charge period, or when we deduct any financial adviser fees that you choose to have us pay from this Contract, we deduct a withdrawal charge unless the withdrawal is a Penalty-Free Withdrawal. While Penalty-Free Withdrawals provide some liquidity, they are permitted in only limited amounts or in special circumstances. If you need to withdraw most or all of your Contract Value in a short period, you will exceed the Penalty-Free Withdrawal amounts available to you and incur withdrawal charges. For more information on the withdrawal charge, see the Fee Tables and section 7, Expenses and Adjustments – Withdrawal Charge.We calculate the withdrawal charge as a percentage of your Purchase Payments, not Contract Value. Consequently, if the Contract Value has declined since you made a Purchase Payment, it is possible the percentage of Contract Value withdrawn to cover the withdrawal charge would be greater than the withdrawal charge percentage. For example, assume you buy the Contract with a single Purchase Payment of $10,000. If your Contract Value in the fifth year is $8,000 and you take a full withdrawal a 3% withdrawal charge applies. The total withdrawal charge would be $300 (3% of $10,000). As your Contract Value is less than $100,000, we will also deduct the $50 contract maintenance charge. This results in you receiving $7,650.In addition, upon a full withdrawal, the free withdrawal privilege is not available to you, and we apply a withdrawal charge against Purchase Payments that are still within their withdrawal charge period, including amounts previously withdrawn under the free withdrawal privilege. On a full withdrawal, your Withdrawal Charge Basis may be greater than your Contract Value because the following reduce your Contract Value, but do not reduce your Withdrawal Charge Basis: deductions we make for Contract fees or expenses; and/or poor performance.Amounts withdrawn from this Contract are subject to income taxes and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.We only apply Performance Credits to the Index Options once each Term on the Term End Date, rather than daily. In the interim, we calculate Index Option Values based on the Daily Adjustment. For more information, see “Risks Associated with the Daily Adjustment” later in this section. The Variable Option is not subject to the Daily Adjustment. Any assets removed from an Index Option during the Term for withdrawals you take (including Penalty-Free Withdrawals, and any financial adviser fees that you choose to have us pay from this Contract), Annuity Payments, or deductions we make for Contract fees and expenses, or if we pay a death benefit, will not be eligible to receive a Performance Credit on the Term End Date. These removed assets will not receive the full benefit of the Index Value, Index Return, and the 10%, 20%, or 30% Buffer that would have been available on the Term End Date, and losses could exceed the protection offered by the 10%, 20%, or 30% Buffer. You will receive a Performance Credit only on any unlocked Index Option Value remaining in an Index Option on the Term End Date.You can typically transfer Variable Account Value to the Index Options only on an Index Anniversary. You can typically transfer Index Option Value to the Variable Option, or among the available Index Options, only on Term End Dates. At other times, you can only move assets out of an Index Option by taking a full or partial withdrawal, or entering the Annuity Phase. Additionally, you can transfer assets out of a 3-year or 6-year Term Index Option before the Term End Date by executing a Performance Lock on or before the second Index Anniversary of a 3-year Term, or on or before the fifth Index Anniversary of a 6-year Term. However, Early Reallocation allows you to transfer assets from the Variable Option before an Index Anniversary, and/or from locked Index Options (including 1-year Term Index Options) before the Term End Date. Currently you can only execute two Early Reallocations each Index Year, but each request can involve multiple locked Index Options. These restrictions may limit your ability to react to changes in market conditions. You should consider whether investing in an Index Option is consistent with your financial needs.Index RisksIf you allocate Purchase Payments or transfer Contract Value to an Index Option, your returns depend on the performance of an Index although you are not directly invested in the Index or in the securities tracked by the Index. You will have no voting rights, no rights to receive cash dividends or other distributions, and no other rights with respect to the companies that make up the Indexes. Because the S&P 500® Index, Russell 2000® Index, Nasdaq-100® Index and EURO STOXX 50® are each comprised of a collection of equity securities, in each case the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. In addition, the value of equity securities may decline for reasons directly related to the issuers of the securities.The S&P 500® Index, Russell 2000® Index, Nasdaq-100® Index, and EURO STOXX 50® are all “price return indexes,” not “total return indexes,” and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index. For the EURO STOXX 50®, this Index is a euro “price return index” and Index Returns are determined without any exchange rate adjustment.In addition to the foregoing, each Index has its own unique risks, as follows:● S&P 500® Index: This Index is comprised of equity securities issued by large-capitalization (“large cap”) U.S. companies. In general, large capitalization companies may be unable to respond quickly to new competitive challenges or changes in their industries, and may not be able to attain the high growth rate of successful smaller companies.● Russell 2000® Index: This Index is comprised of equity securities of small-capitalization (“small-cap”) U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of large-cap companies.● Nasdaq-100® Index: This Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on the Nasdaq Stock Market, including companies across all major industry groups except financial companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges or changes in their industries, and may not be able to attain the high growth rate of successful smaller companies. To the extent that the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Also, any securities issued by non-U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).● EURO STOXX 50®: This Index is comprised of the equity securities of large-capitalization companies in the Eurozone. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges or changes in their industries, and may not be able to attain the high growth rate of successful smaller companies. Securities issued by non-U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).Risks Associated with the Daily AdjustmentThe Daily Adjustment is how we calculate Index Option Values on Business Days other than the Term Start Date or Term End Date. The Variable Option is not subject to the Daily Adjustment. The Daily Adjustment can affect the amounts available for withdrawal, Performance Locks, annuitization, payment of the death benefit, and the Contract Value used to determine the contract maintenance charge. The Daily Adjustment can be less than the Trigger Rate or Cap even if the current Index return during the Term is greater than the Trigger Rate or Cap. In addition, even though the current Index return during the Term may be positive, the Daily Adjustment may be negative due to changes in Proxy Value inputs, such as volatility, dividend yield, and interest rate. The Daily Adjustment is generally negatively affected by:● interest rate decreases,● dividend rate increases, ● poor market performance, and ● the expected volatility of Index prices. Generally, increases in the expected volatility of Index prices negatively affect the Index Dual Precision Strategy, Index Precision Strategy, and Index Performance Strategy 1-year Term Index Options. For the Index Performance Strategy 3-year and 6-year Term Index Options, the impact of changes in the expected volatility of Index prices is dependent on the market environment and the applicable Caps and Participation Rates.The Daily Adjustment for Index Options with a Term length of more than 1 year (3-year and 6-year Term Index Options and Early Reallocation to a 1-year Term Index Option) may be more negatively impacted by changes in the expected volatility of Index prices than 1-year Term Index Options due to the difference in Term length. Also, the risk of a negative Daily Adjustment is generally greater for Index Options with a Term length of more than 1 year than for 1-year Term Index Options due to the Term length. 3-year and 6-year Term Index Options with a Participation Rate above 100% may also have larger fluctuations in the Daily Adjustment than Index Options either without a Participation Rate, or with a Participation Rate equal to 100%. For shorter Term lengths, there is more certainty in both the final Index Values and how Trigger Rates, Caps, and Buffers determine Performance Credits. This means there may be less fluctuation in the Daily Adjustment due to changes in Index return for Index Options with shorter Term lengths.If you take a withdrawal from an Index Option before the Term End Date, you could lose principal and previous earnings because of the Daily Adjustment even if Index performance is positive on that day or has been positive since the Term Start Date. If the current Index return during the Term is negative, the Daily Adjustment could result in losses greater than the protection provided by the 10%, 20%, or 30% Buffer. The maximum potential loss from a negative Daily Adjustment is -99%. Such a loss will be greater if you take a withdrawal (including any financial adviser fees that you choose to have us pay from this Contract) that is subject to a withdrawal charge, or is a deduction of Contract fees and expenses.Risks Associated with Calculation of Performance CreditsWe calculate Performance Credits each Term on the Term End Date. Because we calculate Index Returns only on a single date in time, you may experience negative or flat performance even though the Index you selected for a given Crediting Method experienced gains through some, or most, of the Term. The Trigger Rates on the Index Dual Precision Strategy and Index Precision Strategy Index Options, and the Caps on Index Performance Strategy Index Options limit positive returns and could cause performance to be lower than it would otherwise have been if you invested in a mutual fund designed to track the performance of the applicable Index, or the Variable Option. For the Index Performance Strategy, we apply the Cap and any Participation Rate for the entire Term length; we do not apply the Cap and any Participation Rate annually on a 3-year or 6-year Term Index Option.The Index Options do not receive any dividends payable on these securities. The Index Options also do not directly participate in the returns of the Indexes or the Indexes’ component securities. Index Returns would be higher if they included the dividends from the component securities.Trigger Rates, Caps, and Participation Rates may be adjusted on the next Term Start Date and may vary significantly from Term to Term. Changes to Trigger Rates, Caps, and Participation Rates may significantly affect the Performance Credit you receive. For more information, see the “Risks Associated with Changes to Trigger Rates, Caps, and Participation Rates, and Temporary Unavailability of Index Options” discussion later in this section.The Crediting Methods only capture Index Values on the Term Start Date and Term End Date, so you will bear the risk that the Index Value might be abnormally low on these days.Risks Associated with Performance Locks If a Performance Lock is executed:● You will no longer participate in Index performance, positive or negative, for the remainder of the Term for the locked Index Option. This means that under no circumstances will your Index Option Value increase during the remainder of the Term for a locked Index Option, and you will begin a new Index Option with a new Term Start Date on the next Index Anniversary that occurs on or immediately after the Lock Date unless you execute an Early Reallocation (if available to you). If you decide to execute an Early Reallocation, you can execute a Performance Lock and then, at the earliest, execute an Early Reallocation on the same Business Day. When executing both the Performance Lock and Early Reallocation on the same Business Day, your Lock Date is also the Term Start Date for the new Index Option.● You will not receive a Performance Credit on any locked Index Option on the Term End Date.● We use the Daily Adjustment calculated at the end of the current Business Day on the Lock Date to determine your locked Index Option Value. This means that, if you request a Performance Lock, your Index Option Value will lock at an unknown future value which may be higher or lower than it was at the point in time you requested a Performance Lock. In addition, if you set a lower target, your Index Option Value may lock at a lower value than the target you set.● If a Performance Lock is executed when your Daily Adjustment has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if the Performance Lock occurred at a later time, or if the Index Option was not locked.
We will not provide advice or notify you regarding whether you should execute a Performance Lock or Early
Reallocation or the optimal time for doing so. We will not warn you if you execute a Performance Lock or Early
Reallocation at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to execute a Performance Lock or Early Reallocation.

Risks Associated with Early ReallocationEarly Reallocation allows you to transfer amounts from the Variable Option on days other than an Index Anniversary, and/or from locked Index Options on days other than a Term End Date, subject to these restrictions:● We do not accept Early Reallocation requests before the Index Effective Date, or within 14 calendar days before an Index Anniversary.● Index Performance Strategy 6-year Term Index Options and the Variable Option are not available as destinations for an Early Reallocation transfer.● Currently you can only execute two Early Reallocations each Index Year, but each request can involve multiple locked Index Options.● After you reach the Early Reallocation request limit in an Index Year, any locked Index Options will remain locked until the next Index Anniversary.● There may be times when Early Reallocation is temporarily unavailable to you, possibly for an extended period of time. However, we cannot permanently eliminate Early Reallocation, and a temporarily unavailable Index Option will become available once we can support its minimum Early Reallocation Trigger Rate or Cap.These limitations mean you may not be able to take advantage of any increases to Early Reallocation rates, or any advantageous changes to Index values that may become available at the optimal time. Also, Early Reallocation Trigger Rates, Caps, and Participation Rates you receive may be less than the Early Reallocation rates that become available later in the Index Year, or the renewal rates available on the next Index Anniversary. This may limit your return potential.
We will not provide advice or notify you regarding whether you should execute an Early Reallocation or the optimal time for doing so. We will not warn you if you execute an Early Reallocation at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to execute an Early Reallocation.

Risks Associated with Substitution of an IndexThere is no guarantee that the Indexes will be available during the entire time that you own your Contract. Once we add an Index to your Contract, we cannot remove it without simultaneously substituting it. For the Index Options, if we substitute a new Index for an existing Index, the performance of the new Index may be different and this may affect your ability to receive positive Performance Credits. Depending on the constitution of the substituted Index, the volatility of its investments, and our ability to hedge the Index’s performance, we may determine, in our discretion, to increase or decrease renewal Trigger Rates, Caps, and Participation Rates associated with the new Index, subject to their respective minimums. However, we would not implement any change to reflect this difference until the next Term Start Date after the substitution. The substitution of an Index during a Term may result in an abnormally large change in the Daily Adjustment on the day we substitute the Index due to changes in Proxy Value inputs (such as volatility, dividend yield, and interest rate). However, you would only be affected by this change in the Daily Adjustment if a transaction to which the Daily Adjustment applies (such as a withdrawal you take) occurs on the substitution date.Risks Associated with Changes to Trigger Rates, Caps, and Participation Rates, and Temporary Unavailability of Index OptionsThe 10%, 20%, and 30% Buffers for the currently available Index Options do not change. However, if we add a new Index Option to your Contract after the Issue Date, we establish the Buffer for it on the date we add the Index Option to your Contract.Subject to their respective minimums, we establish the initial Trigger Rates, Caps, and Participation Rates for a newly issued Contract on the Index Effective Date and they cannot change until the next Term Start Date. You select the Index Effective Date when you purchase your Contract. It can be any Business Day from the Issue Date up to and including the first Quarterly Contract Anniversary, but it cannot be the 29th, 30th, or 31st of a month.You should be aware that, generally, initial Trigger Rates, Caps, and Participation Rates could change every seven calendar days. However, these rates are guaranteed to be available during the period stated on our website at https://www.allianzlife.com/RILANYRates and cannot be superseded until that period ends. If you select an Index Effective Date that is within the guaranteed period for the initial rates that are available for review on the date you signed your application, you will receive the initial rates that were available on the date you signed your application. However, if you select an Index Effective Date that is after this guaranteed period, you are subject to the risk that initial Trigger Rates, Caps, and Participation Rates may change and be less advantageous to you. You are responsible for reviewing the initial rates before your Index Effective Date to ensure your allocations and the product still meet your needs. Furthermore, if your Index Effective Date is after the end of the free look period and you cancel the Contract, you will receive the Cash Value. On or before the Index Effective Date, the Daily Adjustment does not apply. You may review future rates at least seven calendar days before their effectiveness at https://www.allianzlife.com/RILANYRates, or you can call (800) 624-0197 to obtain the rates. Subject to the limitations related to designating the Index Effective Date, you (or your Financial Professional, if authorized) can change your Index Effective Date at any time before it occurs to be an earlier or later date by submitting a request.We can change the renewal and Early Reallocation Trigger Rates, Caps, and Participation Rates for an existing Contract on each new Term Start Date subject to the guaranteed minimums, in our discretion. We will send you a letter at least 30 days before each Index Anniversary. This letter advises you that current Trigger Rates, Caps, and Participation Rates are expiring, and that renewal rates for the next Term Start Date will be available for your review. The Index Anniversary letter also reminds you of your opportunity to transfer Variable Account Value and Index Option Values on the upcoming Term End Date. On each Term End Date, you have the option of remaining allocated to your current Index Options (if available) at the renewal Trigger Rates, Caps, and Participation Rates that we set on the next Term Start Date, or transferring to another permitted Investment Option, subject to the limitations on transfers from an Index Option to the Variable Option. At least seven calendar days before each Index Anniversary, we publish renewal rates for the next Term Start Date for your review in your account on our website, and on our public website at https://www.allianzlife.com/RILANYRates, or you can call (800) 624-0197 to obtain the rates. If you do not review renewal change information when it is published or take no action to transfer to another permitted Investment Option, you will remain allocated to your current Index Options (if available) and will automatically become subject to the renewal Trigger Rates, Caps, and Participation Rates until the next Term End Date.You risk the possibility that the renewal Trigger Rates, Caps, and Participation Rates you receive may be less than you would find acceptable. If you do not find the renewal rates acceptable, you must give us transfer instructions no later than the end of the Business Day on the Term End Date (or the next Business Day if the Term End Date is a non-Business Day) or you will be subject to these renewal Trigger Rates, Caps, and Participation Rates for the next Term. You also risk the possibility that we may make Index Options temporarily unavailable if we are unable to support the minimum Trigger Rate or Cap on that Index Option. When your renewal rates change, or Index Options become temporarily unavailable, you can either transfer Index Option Value to the Variable Option or to other available Index Options by changing your allocation instructions, or take a full withdrawal (which is subject to a withdrawal charge, taxes, and may be subject to tax penalties).
If we temporarily make an Index Option unavailable, on the next Term Start Date we will transfer assets held in the temporarily unavailable Index Option or destined for the temporarily unavailable Index Option to the Variable Option and the assets will remain there until either, (1) we receive a change to allocation instructions that results in a transfer of these assets to available Index Option(s) on the next Index Anniversary, or (2) the Business Day we execute your Early Reallocation request to transfer these assets. If you transfer these assets to an available Index Option, they will not be eligible to receive a Performance Credit until at least the second Index Anniversary after an Index Option becomes temporarily unavailable. To avoid having Index Option Value transferred to the Variable Option when an Index Option becomes temporarily unavailable, you must change your allocation instructions and select Index Options that are available. Such a change will result in a transfer of this Index Option Value to another available Index Option. We must receive this change before the end of the Business Day on the Term Start Date (or the next Business Day if the Term Start Date is a non-Business Day).
For any amount invested in the Variable Option for which allocation instructions direct us to transfer assets to a temporarily unavailable Index Option, such assets will remain in the Variable Option. These assets will remain in the Variable Option until either, (1) the next Index Anniversary where the Index Option, which had been temporarily unavailable, becomes available; (2) we receive a change in allocation instructions that directs us to allocate the assets to available Index Option(s) on the next Index Anniversary; or (3) the Business Day we execute your Early Reallocation request to transfer these assets to an available Index Option(s).
For example, on an Index Anniversary, your allocation instructions direct us to transfer amounts from the Variable Option to a temporarily unavailable Index Option. Instead of transferring amounts to the unavailable Index Option, such amounts will remain allocated to the Variable Option. Two months later, we execute your Early Reallocation request that directs us to transfer amounts from the Variable Option to an available 1-year Term Index Option. We will transfer such amounts (adjusted for Fund performance and fees) to the newly selected 1-year Term Index Option. The remaining ten months of the Index Year will be added to the new 1-year Term for the newly selected Index Option, making the new Term length 22 months. These assets will not receive a Performance Credit associated with this Term until the Term End Date that occurs 22 months after execution of the Early Reallocation.You can transfer from the Variable Option and/or locked Index Options and begin a new Index Option with a new Term Start Date and a new Trigger Rate, Cap, or Participation Rate before the next Index Anniversary by requesting an Early Reallocation. We can change Early Reallocation Trigger Rates, Caps, and Participation Rates subject to the guaranteed minimums, in our discretion. We publish Early Reallocation rates at least seven calendar days before the end of the current Early Reallocation offering period for your review in your account on our website. If you do not execute an Early Reallocation, you will remain allocated to the Variable Option, and/or your current locked Index Options, until the Index Anniversary that occurs on or immediately after the Lock Date. However, we can make all Index Options temporarily unavailable for Early Reallocation at any time, which means there may be times when Early Reallocation is unavailable to you.Initial, renewal, and Early Reallocation Trigger Rates, Caps, and Participation Rates may vary significantly depending upon a variety of factors, including, but not limited to:● Term length,● level of downside protection,● market volatility, ● our hedging strategies and investment performance, ● the availability of hedging instruments,● the amount of money available to us through Contract fees and expenses to purchase hedging instruments,● expenses incurred by the Company,● your Index Effective Date, ● the level of interest rates,● utilization of Contract benefits by Owners, and ● our profitability goals.These factors also impact any new Buffer Index Options that become available under the Contract. Due to a combination of factors, including potential changes in interest rates and other market conditions (e.g. rising inflation), the current economic environment is evolving. The future impact on initial, renewal, and Early Reallocation Trigger Rates, Caps, and Participation Rates cannot be predicted with certainty. The effect of a change in interest rates or other market conditions may not be direct or immediate. There may be a lag in changes to Trigger Rates, Caps, and Participation Rates. Interest rates could increase. In a rising interest rate environment, increases in initial Trigger Rates, Caps, and Participation Rates, if any, may be substantially slower than increases in interest rates. However, a rising interest rate environment may have the opposite effect on renewal rates and cause renewal Trigger Rates, Caps, and Participation Rates to decrease.We manage our obligation to provide Performance Credits in part by trading call and put options, and other derivatives on the available Indexes. The costs of the call and put options and other derivatives vary based on market conditions, and we may adjust future renewal and Early Reallocation Trigger Rates, Caps, and Participation Rates to reflect these cost changes. The primary factor affecting the differences in the initial Trigger Rates, Caps, and Participation Rates for newly issued Contracts and renewal and Early Reallocation rates for existing Contracts is the difference in what we can earn from these investments for newly issued Contracts versus what we are earning on the investments that were made for existing Contracts. In some instances, we may need to reduce initial, renewal, and Early Reallocation Trigger Rates, Caps, and Participation Rates, or we may need to substitute an Index. You bear the risk that we may reduce Trigger Rates, Caps, and Participation Rates, which reduces your opportunity to receive positive Performance Credits.On the Issue Date, we establish for each Index Option whether we can make the Index Option temporarily unavailable on the Index Effective Date or an Index Anniversary (or both) and, if so, when. Similarly, for any new Index Option we add to your Contract after the Issue Date, we establish whether we can make the new Index Option temporarily unavailable on an Index Anniversary and, if so, when. Once we establish this rule for a given Index Option, we cannot change it. With notice we may make Index Options in Group B temporarily unavailable for a year or more on the Index Effective Date or an Index Anniversary (or both), and Index Options in Group C temporarily unavailable for a year or more on an Index Anniversary occurring on or after the sixth Index Anniversary. We can also make all Index Options temporarily unavailable for Early Reallocation at any time. We can make Index Options temporarily unavailable if, due to yield on investments or the availability or cost of hedging, we are unable to support the minimum Trigger Rate or Cap. We cannot make an Index Option temporarily unavailable for any reason other than being able to support the minimum Trigger Rate or Cap. We cannot make Group A Index Options temporarily unavailable on the Index Effective Date or an Index Anniversary.Temporary unavailability of an Index Option may:● last for more than one Index Year,● reoccur periodically during the time you own your Contract,● result in all Index Options within Group B or Group C being unavailable, and● result in the Early Reallocation feature being unavailable for one or more Index Options.Once we make an Index Option temporarily unavailable, it may continue to be unavailable so long as we are unable to support its minimum Trigger Rate or Cap. However, we cannot make an Index Option permanently unavailable, remove it from the Contract after issue, or make an Index Option to which you are currently allocated temporarily unavailable during its Term. A temporarily unavailable Index Option will become available once we can support its minimum Trigger Rate or Cap. Although we cannot make an Index Option permanently unavailable or remove it from your Contract after the Issue Date, we can substitute an Index as discussed under “Substitution of an Index” in this section. You bear the risk that the Group B and/or Group C Index Options may be periodically unavailable, possibly for an extended period of time, which reduces your opportunity to receive positive Performance Credits, and may also increase your risk of loss because the increased protection provided by the 20% and 30% Buffers is not available. You also bear the risk that there may be times when Early Reallocation is temporarily unavailable to you, possibly for an extended period of time, which reduces your opportunity to take advantage of any increases to Early Reallocation rates, or any advantageous changes to Index values that may become available at the optimal time. This may limit your return potential.Risks Associated with Investment in Derivative Hedging InstrumentsThe Index Options are supported by bonds and other fixed income securities which are also used to support the Contract guarantees, cash, and derivative hedging instruments used to hedge the movements of the applicable Index.At Contract issue, we invest a substantial majority of the initial Contract Value allocated to the Index Options in fixed income securities, with most of the remainder invested in derivative hedging instruments. The derivative hedging instruments are purchased to track and hedge Index movements and support our obligations with regard to the Index Options. The derivative hedging instruments we purchase include put options, call options, futures, swaps, and other derivatives.We move assets in the unregistered separate account between a book value subaccount and a market value subaccount during the Index Year based on Index performance. We typically transfer assets between the subaccounts if there is a 10% incremental change in year-to-date Index performance. This starts when the decrease in the market exceeds the applicable Buffer. We monitor year-to-date Index performance daily and change allocations daily if needed.The derivative hedging instruments are investments of our unregistered separate account. Neither you nor others are investors in such securities. For information regarding our unregistered separate account, including the investment of assets in hedging instruments, please see The Insurance Company, Separate Accounts, and General Account – Our Unregistered Separate Account.We currently limit our purchase of derivative hedging instruments to liquid securities. However, like many types of derivative hedging instruments, these securities may be volatile and their price may vary substantially. In addition, because we pay Performance Credits regardless of the performance of derivative hedging instruments we purchase, we may incur losses on hedging mismatches or errors in hedging. We may incur additional costs if the costs of our hedging program increase due to market conditions or other factors. Our overall experience with hedging securities may affect renewal and Early Reallocation Trigger Rates, Caps, and Participation Rates for existing Contracts.Risks of Deducting Financial Adviser Fees from the ContractIf you have an investment adviser and want to pay their financial adviser fees from this Contract, you can instruct us to withdraw the fee from your Contract and pay it to your adviser. Once authorized by you, the investment adviser requests each fee payment by submitting a letter of instruction that includes the fee amount. The deduction of financial adviser fees is in addition to this Contract’s fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay financial advisers fees may be subject to a Daily Adjustment (that could be negative), are subject to withdrawal charges, will reduce the Contract Value dollar for dollar and Guaranteed Death Benefit Value proportionately (perhaps significantly and by more than the amount withdrawn), are subject to income taxes (and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2). Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract rather than from other assets you may have.Other Contract Changes RiskWe reserve the right to modify or restrict several benefits or features of the Contract. We restrict additional Purchase Payments. Each Index Year during the Accumulation Phase, you cannot add more than your initial amount without our prior approval. Your initial amount is the total of all Purchase payments received before the first Quarterly Contract Anniversary of the first Contract Year. We allow you to add up to the initial amount in the remainder of the first Index Year. For further information regarding Purchase Payment restrictions, see section 3, Purchasing the Contract – Purchase Requirements.We reserve the right to substitute the Fund in which the Variable Option invests. We reserve the right to add or eliminate additional variable investment options. However, the extent to which we add, eliminate, or substitute variable investment options will be consistent with federal securities laws and, when required, the SEC.We do not currently deduct premium tax from the Contract, although we reserve the right to do so in the future. Lastly, we will treat a partial withdrawal that reduces Contract Value below $2,000 as a full withdrawal unless you submitted a Purchase Payment in the last three years. If Annuity Payments would be less than $20, we reserve the right to require you to take a full withdrawal and your Contract will then terminate. However, we do not assess a withdrawal charge on this full withdrawal.Risks Associated with Our Financial Strength and Claims-Paying AbilityWe make Annuity Payments, and pay death benefits from our general account. Our general account assets are subject to claims by our creditors, and any payment we make from our general account is subject to our financial strength and claims-paying ability. We apply Performance Credits from an unregistered, non-unitized, non-insulated separate account (Separate Account IANY). Like our general account, the assets in Separate Account IANY are subject to our general business operation liabilities and the claims of our creditors, and are also subject to our financial strength and claims-paying ability. For more information on Separate Account IANY, see The Insurance Company, Separate Accounts, and General Account – Our Unregistered Separate Account.Business and Operational Risks Relevant to the ContractBusiness Disruption and Cybersecurity Risks. Our business relies on technology systems and networks, including systems and networks managed by third parties to process, transmit and store information, and to conduct business activities and transactions with clients, distributors, vendors, and other third parties. Maintaining the integrity of our systems is critical to our business operations and to the protection of our clients’ personal information. To date, we have not identified any material breaches or interference with our systems and networks; however, we routinely encounter and address such threats. Any cybersecurity breaches or interference that may in the future occur could have a material adverse impact on our business operations and our financial condition. Publicly-reported cybersecurity threats and incidents have dramatically increased in recent years, and financial services companies and their third-party service providers are increasingly the targets of cyberattacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes.We have implemented and maintain security measures designed to protect against breaches of security and other interference with systems and networks, and require third party vendors to meet certain information security standards; however, we cannot ensure that our systems and networks will not be subject to breaches or interference. Any such event may result in operational disruptions as well as unauthorized access to or the disclosure or loss of our proprietary information or our clients’ personal information. Any such event may interfere with, impede or cause delays in our calculation of values, processing of transactions and making of payments under the Contract. Even if we successfully protected our technology infrastructure and the confidentiality of sensitive data, we may incur significant expenses in responding to any such attacks. Although we maintain cybersecurity insurance coverage against costs resulting from cybersecurity incidents, it is possible losses will exceed the amount available under our coverage. We cannot be certain that advances in criminal capabilities, discovery of new vulnerabilities, attempts to exploit vulnerabilities in our systems, data thefts, physical system or network break-ins or inappropriate access, or other developments will not compromise or breach the technology or other security measures protecting our networks and systems used in connection with our products and services, and it is possible that a cybersecurity incident could persist for an extended period of time without detection.Natural or Man-made Disasters. The occurrence of natural or man-made disasters (e.g., extreme weather events, acts of terrorism, geo-political disputes, public health crises, industrial accidents, blackouts, cyberattacks, computer viruses, insider threats, insurrections and military actions, unanticipated problems with our disaster recovery systems, or support failures from external providers) could adversely affect our business operations and our business results, particularly if those events affect our computer-based data processing, transmission, storage, and retrieval systems or destroy data. Such disasters may damage our facilities, preventing our employees from performing their roles, otherwise disturbing our ordinary business operations, and impacting claims processing. We rely on certain third-parties to provide certain services important to our business operations. While we monitor the business continuity planning of such third-parties, successful implementation and execution of their business continuity plans are largely outside of our control. Weaknesses or failures within a vendor’s business continuity plan in light of a natural or man-made disaster could materially disrupt our business operations.
Item 10. Benefits Available (N-4) [Text Block]	10. Benefits Available Under the ContractThe following tables summarize information about the benefits available under the Contract.
Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Free Withdrawal Privilege	Allows you to withdraw up to 10% of your total Purchase Payments each Contract Year without incurring a withdrawal charge.
• Only available during the Accumulation Phase.
• Not available upon a full withdrawal.
• Unused free withdrawal amounts not available in
future years.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to income taxes,
and may also be subject to a 10% additional
federal tax for amounts withdrawn before age
59 1∕2.

Minimum Distribution Program	Allows you to automatically take withdrawals to satisfy the required minimum distribution requirements (RMD) imposed by the Internal Revenue Code.
• Only available during the Accumulation Phase.
• Only available to IRA or SEP IRA Contracts.
• Generally required for Inherited IRA and Inherited
Roth IRA Contracts.
• Program withdrawals count against the free
withdrawal privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to income taxes.
• Program withdrawals may be monthly, quarterly,
semi-annual or annual, unless you have less than
$25,000 in Contract Value, in which case only
annual payments are available.
• We reserve the right to discontinue or modify the
program subject to the requirements of law.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Financial Adviser Fees
If you have a financial adviser and want to pay their
financial adviser fees from this Contract, you can
instruct us to withdraw the fee from your Contract
and pay it to your Financial Professional or Financial
Professional’s firm as instructed.

• Only available during the Accumulation Phase.
• Financial adviser fees are in addition to the
Contract’s fees and expenses.
• Deductions for financial adviser fees are treated as
withdrawals under the Contract.
• Program withdrawals count against the free
withdrawal privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to withdrawal
charges, income taxes, and may also be subject to
a 10% additional federal tax for amounts
withdrawn before age 59 1∕2.
• We reserve the right to discontinue or modify the
program.
• The deduction of financial adviser fees is in
addition to this Contract's fees and expenses, and
the deduction is treated the same as any other
withdrawal under the Contract. As such,
withdrawals to pay financial adviser fees may be
subject to a Daily Adjustment (that could be
negative), are subject to withdrawal charges, will
reduce the Contract Value dollar for dollar and
Guaranteed Death Benefit Value proportionately
(perhaps significantly and by more than the
amount withdrawn). For more information
regarding the impact of withdrawing financial
adviser fees from the Contract, including an
example of how withdrawing financial adviser fees
impacts the Contract, see section 1, The Contract
– Financial Adviser Fees.

Waiver of Withdrawal Charge Benefit	Waives withdrawal charges if you are confined for care or are unable to perform at least two out of six activities of daily living (ADLs).
• Only available during the Accumulation Phase.
• Confinement must begin after the first Contract
Anniversary, be for at least 90 days in a 120-day
period, and requires proof of stay.
• Inability to perform two ADLs must be for at least
90 continuous days and may require an exam or
tests by a physician.
• Not available on the Issue Date if any Owner was
confined to an eligible facility, or unable to perform
all six ADLs.
• Program withdrawals count against the free
withdrawal privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are not subject to withdrawal
charges, but are subject to income taxes, and may
also be subject to a 10% additional federal tax for
amounts withdrawn before age 59 1∕2.
• State variations may apply.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Traditional Death Benefit
Provides a death benefit equal to the greater of the
Contract Value, or Guaranteed Death Benefit Value.
The Guaranteed Death Benefit Value is total
Purchase Payments adjusted for withdrawals.
An example of the death benefit provided by the
Traditional Death Benefit is included in section 11,
Death Benefit.
An example of how deduction of financial adviser
fees impact the death benefit is included in section 1.

• Benefit only available during the Accumulation
Phase.
• Withdrawals, including any negative Daily
Adjustments, may significantly reduce the benefit
as indicated in section 1, The Contract - Financial
Adviser Fee Deduction Example.
• Restrictions on Purchase Payments may limit the
benefit.
• Annuitizing the Contract will end the benefit.

Performance Lock
Allows you to capture the current Index Option Value
during the Term for an Index Option. Can help
eliminate doubt about future Index performance and
possibly limit the impact of negative performance.
Can allow you to transfer out of an Index Option
before the Term End Date.
A Performance Lock example is included in section
6, Valuing Your Contract — Performance Locks.

• Available during the Accumulation Phase.
•  Performance Locks must be executed before the
Term End Date.
• If a Performance Lock is executed, the locked
Index Option will no longer participate in Index
performance (positive or negative) for the
remainder of the Term, and will not receive a
Performance Credit on the Term End Date.
• You will not know your locked Index Option Value
in advance.
• The locked Index Option Value will reflect a Daily
Adjustment.
• If a Performance Lock is executed when the Daily
Adjustment has declined, it will lock in any loss.
• A Performance Lock can be executed only once
each Term for each Index Option.
• Cannot execute a Performance Lock for only a
portion of the Index Option Value.
• Deductions (e.g. withdrawals, fees) decrease the
locked Index Option Value.
• Cannot transfer locked Index Option Value until the
next Index Anniversary that occurs on or
immediately after the Lock Date unless you
execute an Early Reallocation.
• We will not provide advice or notify you
regarding whether you should execute a
Performance Lock or the optimal time for doing
so.
• We will not warn you if you execute a
Performance Lock at a sub-optimal time.
• We are not responsible for any losses related
to your decision whether or not to execute a
Performance Lock.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Early Reallocation
Allows you to transfer from the Variable Option
and/or locked Index Options on days other than an
Index Anniversary.
An Early Reallocation Request example is included
in section 6, Valuing Your Contract — Early
Reallocations.

• Available during the Accumulation Phase.
•  Early Reallocation requests are not accepted
before the Index Effective Date, or within 14
calendar days before an Index Anniversary; Index
Performance Strategy 6-year Term Index Options
and the Variable Option are not available as
destinations for an Early Reallocation transfer; and
currently you are limited to two Early Reallocation
requests each Index Year.
• All Index Options can be temporarily unavailable
for Early Reallocation at any time, which means
there may be times when Early Reallocation is
unavailable to you.
• We will not provide advice or notify you
regarding whether you should execute an Early
Reallocation or the optimal time for doing so.
• We will not warn you if you execute an Early
Reallocation at a sub-optimal time.
• We are not responsible for any losses related
to your decision whether or not to execute an
Early Reallocation.

Benefits Available [Table Text Block]
Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Free Withdrawal Privilege	Allows you to withdraw up to 10% of your total Purchase Payments each Contract Year without incurring a withdrawal charge.
• Only available during the Accumulation Phase.
• Not available upon a full withdrawal.
• Unused free withdrawal amounts not available in
future years.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to income taxes,
and may also be subject to a 10% additional
federal tax for amounts withdrawn before age
59 1∕2.

Minimum Distribution Program	Allows you to automatically take withdrawals to satisfy the required minimum distribution requirements (RMD) imposed by the Internal Revenue Code.
• Only available during the Accumulation Phase.
• Only available to IRA or SEP IRA Contracts.
• Generally required for Inherited IRA and Inherited
Roth IRA Contracts.
• Program withdrawals count against the free
withdrawal privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to income taxes.
• Program withdrawals may be monthly, quarterly,
semi-annual or annual, unless you have less than
$25,000 in Contract Value, in which case only
annual payments are available.
• We reserve the right to discontinue or modify the
program subject to the requirements of law.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Financial Adviser Fees
If you have a financial adviser and want to pay their
financial adviser fees from this Contract, you can
instruct us to withdraw the fee from your Contract
and pay it to your Financial Professional or Financial
Professional’s firm as instructed.

• Only available during the Accumulation Phase.
• Financial adviser fees are in addition to the
Contract’s fees and expenses.
• Deductions for financial adviser fees are treated as
withdrawals under the Contract.
• Program withdrawals count against the free
withdrawal privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are subject to withdrawal
charges, income taxes, and may also be subject to
a 10% additional federal tax for amounts
withdrawn before age 59 1∕2.
• We reserve the right to discontinue or modify the
program.
• The deduction of financial adviser fees is in
addition to this Contract's fees and expenses, and
the deduction is treated the same as any other
withdrawal under the Contract. As such,
withdrawals to pay financial adviser fees may be
subject to a Daily Adjustment (that could be
negative), are subject to withdrawal charges, will
reduce the Contract Value dollar for dollar and
Guaranteed Death Benefit Value proportionately
(perhaps significantly and by more than the
amount withdrawn). For more information
regarding the impact of withdrawing financial
adviser fees from the Contract, including an
example of how withdrawing financial adviser fees
impacts the Contract, see section 1, The Contract
– Financial Adviser Fees.

Waiver of Withdrawal Charge Benefit	Waives withdrawal charges if you are confined for care or are unable to perform at least two out of six activities of daily living (ADLs).
• Only available during the Accumulation Phase.
• Confinement must begin after the first Contract
Anniversary, be for at least 90 days in a 120-day
period, and requires proof of stay.
• Inability to perform two ADLs must be for at least
90 continuous days and may require an exam or
tests by a physician.
• Not available on the Issue Date if any Owner was
confined to an eligible facility, or unable to perform
all six ADLs.
• Program withdrawals count against the free
withdrawal privilege.
• Program withdrawals may be subject to negative
Daily Adjustments.
• Program withdrawals are not subject to withdrawal
charges, but are subject to income taxes, and may
also be subject to a 10% additional federal tax for
amounts withdrawn before age 59 1∕2.
• State variations may apply.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Traditional Death Benefit
Provides a death benefit equal to the greater of the
Contract Value, or Guaranteed Death Benefit Value.
The Guaranteed Death Benefit Value is total
Purchase Payments adjusted for withdrawals.
An example of the death benefit provided by the
Traditional Death Benefit is included in section 11,
Death Benefit.
An example of how deduction of financial adviser
fees impact the death benefit is included in section 1.

• Benefit only available during the Accumulation
Phase.
• Withdrawals, including any negative Daily
Adjustments, may significantly reduce the benefit
as indicated in section 1, The Contract - Financial
Adviser Fee Deduction Example.
• Restrictions on Purchase Payments may limit the
benefit.
• Annuitizing the Contract will end the benefit.

Performance Lock
Allows you to capture the current Index Option Value
during the Term for an Index Option. Can help
eliminate doubt about future Index performance and
possibly limit the impact of negative performance.
Can allow you to transfer out of an Index Option
before the Term End Date.
A Performance Lock example is included in section
6, Valuing Your Contract — Performance Locks.

• Available during the Accumulation Phase.
•  Performance Locks must be executed before the
Term End Date.
• If a Performance Lock is executed, the locked
Index Option will no longer participate in Index
performance (positive or negative) for the
remainder of the Term, and will not receive a
Performance Credit on the Term End Date.
• You will not know your locked Index Option Value
in advance.
• The locked Index Option Value will reflect a Daily
Adjustment.
• If a Performance Lock is executed when the Daily
Adjustment has declined, it will lock in any loss.
• A Performance Lock can be executed only once
each Term for each Index Option.
• Cannot execute a Performance Lock for only a
portion of the Index Option Value.
• Deductions (e.g. withdrawals, fees) decrease the
locked Index Option Value.
• Cannot transfer locked Index Option Value until the
next Index Anniversary that occurs on or
immediately after the Lock Date unless you
execute an Early Reallocation.
• We will not provide advice or notify you
regarding whether you should execute a
Performance Lock or the optimal time for doing
so.
• We will not warn you if you execute a
Performance Lock at a sub-optimal time.
• We are not responsible for any losses related
to your decision whether or not to execute a
Performance Lock.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Early Reallocation
Allows you to transfer from the Variable Option
and/or locked Index Options on days other than an
Index Anniversary.
An Early Reallocation Request example is included
in section 6, Valuing Your Contract — Early
Reallocations.

• Available during the Accumulation Phase.
•  Early Reallocation requests are not accepted
before the Index Effective Date, or within 14
calendar days before an Index Anniversary; Index
Performance Strategy 6-year Term Index Options
and the Variable Option are not available as
destinations for an Early Reallocation transfer; and
currently you are limited to two Early Reallocation
requests each Index Year.
• All Index Options can be temporarily unavailable
for Early Reallocation at any time, which means
there may be times when Early Reallocation is
unavailable to you.
• We will not provide advice or notify you
regarding whether you should execute an Early
Reallocation or the optimal time for doing so.
• We will not warn you if you execute an Early
Reallocation at a sub-optimal time.
• We are not responsible for any losses related
to your decision whether or not to execute an
Early Reallocation.

Name of Benefit [Text Block]	Name ofBenefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name ofBenefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A – Investment Options Available Under the ContractThe following includes information about the Fund available under the Contract. More information about the Fund is available in the Fund’s prospectus, which may be amended from time to time and can be found online at https://www.allianzlife.com/variableoptions. You can also request this information at no cost by calling (800) 624-0197, or by sending an email request to contact.us@allianzlife.com.The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. The Fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2024)
			1 Year	5 Years	10 Years
Current income consistent with stability of principal	AZL® Government Money Market Fund(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Advisors, LLC	0.64%	4.42%	1.92%	1.20%
(1)The AZL® Government Money Market Fund’s annual expenses reflect a temporary fee reduction. Please see the AZL® Government Money Market Fund’s prospectus for information regarding the expense reimbursement or fee waiver arrangement.
Prospectuses Available [Text Block]	The following includes information about the Fund available under the Contract. More information about the Fund is available in the Fund’s prospectus, which may be amended from time to time and can be found online at https://www.allianzlife.com/variableoptions. You can also request this information at no cost by calling (800) 624-0197, or by sending an email request to contact.us@allianzlife.com.The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. The Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2024)
			1 Year	5 Years	10 Years
Current income consistent with stability of principal	AZL® Government Money Market Fund(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Advisors, LLC	0.64%	4.42%	1.92%	1.20%

Temporary Fee Reductions, Current Expenses [Text Block]	The AZL® Government Money Market Fund’s annual expenses reflect a temporary fee reduction. Please see the AZL® Government Money Market Fund’s prospectus for information regarding the expense reimbursement or fee waiver arrangement.
Allianz Index Advantage+ New York Variable Annuity | EarlyWithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Early Withdrawal RiskWe designed the Contract to be a long-term investment that you can use to help build and provide income for retirement. The Contract is not suitable for short-term investment.If you need to take a full or partial withdrawal during the withdrawal charge period, or when we deduct any financial adviser fees that you choose to have us pay from this Contract, we deduct a withdrawal charge unless the withdrawal is a Penalty-Free Withdrawal. While Penalty-Free Withdrawals provide some liquidity, they are permitted in only limited amounts or in special circumstances. If you need to withdraw most or all of your Contract Value in a short period, you will exceed the Penalty-Free Withdrawal amounts available to you and incur withdrawal charges. For more information on the withdrawal charge, see the Fee Tables and section 7, Expenses and Adjustments – Withdrawal Charge.We calculate the withdrawal charge as a percentage of your Purchase Payments, not Contract Value. Consequently, if the Contract Value has declined since you made a Purchase Payment, it is possible the percentage of Contract Value withdrawn to cover the withdrawal charge would be greater than the withdrawal charge percentage. For example, assume you buy the Contract with a single Purchase Payment of $10,000. If your Contract Value in the fifth year is $8,000 and you take a full withdrawal a 3% withdrawal charge applies. The total withdrawal charge would be $300 (3% of $10,000). As your Contract Value is less than $100,000, we will also deduct the $50 contract maintenance charge. This results in you receiving $7,650.In addition, upon a full withdrawal, the free withdrawal privilege is not available to you, and we apply a withdrawal charge against Purchase Payments that are still within their withdrawal charge period, including amounts previously withdrawn under the free withdrawal privilege. On a full withdrawal, your Withdrawal Charge Basis may be greater than your Contract Value because the following reduce your Contract Value, but do not reduce your Withdrawal Charge Basis: deductions we make for Contract fees or expenses; and/or poor performance.Amounts withdrawn from this Contract are subject to income taxes and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.We only apply Performance Credits to the Index Options once each Term on the Term End Date, rather than daily. In the interim, we calculate Index Option Values based on the Daily Adjustment. For more information, see “Risks Associated with the Daily Adjustment” later in this section. The Variable Option is not subject to the Daily Adjustment. Any assets removed from an Index Option during the Term for withdrawals you take (including Penalty-Free Withdrawals, and any financial adviser fees that you choose to have us pay from this Contract), Annuity Payments, or deductions we make for Contract fees and expenses, or if we pay a death benefit, will not be eligible to receive a Performance Credit on the Term End Date. These removed assets will not receive the full benefit of the Index Value, Index Return, and the 10%, 20%, or 30% Buffer that would have been available on the Term End Date, and losses could exceed the protection offered by the 10%, 20%, or 30% Buffer. You will receive a Performance Credit only on any unlocked Index Option Value remaining in an Index Option on the Term End Date.You can typically transfer Variable Account Value to the Index Options only on an Index Anniversary. You can typically transfer Index Option Value to the Variable Option, or among the available Index Options, only on Term End Dates. At other times, you can only move assets out of an Index Option by taking a full or partial withdrawal, or entering the Annuity Phase. Additionally, you can transfer assets out of a 3-year or 6-year Term Index Option before the Term End Date by executing a Performance Lock on or before the second Index Anniversary of a 3-year Term, or on or before the fifth Index Anniversary of a 6-year Term. However, Early Reallocation allows you to transfer assets from the Variable Option before an Index Anniversary, and/or from locked Index Options (including 1-year Term Index Options) before the Term End Date. Currently you can only execute two Early Reallocations each Index Year, but each request can involve multiple locked Index Options. These restrictions may limit your ability to react to changes in market conditions. You should consider whether investing in an Index Option is consistent with your financial needs.
Allianz Index Advantage+ New York Variable Annuity | IndexRisksMember
Prospectus:
Principal Risk [Text Block]	Index RisksIf you allocate Purchase Payments or transfer Contract Value to an Index Option, your returns depend on the performance of an Index although you are not directly invested in the Index or in the securities tracked by the Index. You will have no voting rights, no rights to receive cash dividends or other distributions, and no other rights with respect to the companies that make up the Indexes. Because the S&P 500® Index, Russell 2000® Index, Nasdaq-100® Index and EURO STOXX 50® are each comprised of a collection of equity securities, in each case the value of the component securities is subject to market risk, or the risk that market fluctuations may cause the value of the component securities to go up or down, sometimes rapidly and unpredictably. In addition, the value of equity securities may decline for reasons directly related to the issuers of the securities.The S&P 500® Index, Russell 2000® Index, Nasdaq-100® Index, and EURO STOXX 50® are all “price return indexes,” not “total return indexes,” and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index. For the EURO STOXX 50®, this Index is a euro “price return index” and Index Returns are determined without any exchange rate adjustment.In addition to the foregoing, each Index has its own unique risks, as follows:● S&P 500® Index: This Index is comprised of equity securities issued by large-capitalization (“large cap”) U.S. companies. In general, large capitalization companies may be unable to respond quickly to new competitive challenges or changes in their industries, and may not be able to attain the high growth rate of successful smaller companies.● Russell 2000® Index: This Index is comprised of equity securities of small-capitalization (“small-cap”) U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of large-cap companies.● Nasdaq-100® Index: This Index is comprised of equity securities of the largest U.S. and non-U.S. companies listed on the Nasdaq Stock Market, including companies across all major industry groups except financial companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges or changes in their industries, and may not be able to attain the high growth rate of successful smaller companies. To the extent that the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. Also, any securities issued by non-U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).● EURO STOXX 50®: This Index is comprised of the equity securities of large-capitalization companies in the Eurozone. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges or changes in their industries, and may not be able to attain the high growth rate of successful smaller companies. Securities issued by non-U.S. companies are subject to the risks related to investments in foreign markets (e.g., increased volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
Allianz Index Advantage+ New York Variable Annuity | RisksAssociatedwiththeDailyAdjustmentMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with the Daily AdjustmentThe Daily Adjustment is how we calculate Index Option Values on Business Days other than the Term Start Date or Term End Date. The Variable Option is not subject to the Daily Adjustment. The Daily Adjustment can affect the amounts available for withdrawal, Performance Locks, annuitization, payment of the death benefit, and the Contract Value used to determine the contract maintenance charge. The Daily Adjustment can be less than the Trigger Rate or Cap even if the current Index return during the Term is greater than the Trigger Rate or Cap. In addition, even though the current Index return during the Term may be positive, the Daily Adjustment may be negative due to changes in Proxy Value inputs, such as volatility, dividend yield, and interest rate. The Daily Adjustment is generally negatively affected by:● interest rate decreases,● dividend rate increases, ● poor market performance, and ● the expected volatility of Index prices. Generally, increases in the expected volatility of Index prices negatively affect the Index Dual Precision Strategy, Index Precision Strategy, and Index Performance Strategy 1-year Term Index Options. For the Index Performance Strategy 3-year and 6-year Term Index Options, the impact of changes in the expected volatility of Index prices is dependent on the market environment and the applicable Caps and Participation Rates.The Daily Adjustment for Index Options with a Term length of more than 1 year (3-year and 6-year Term Index Options and Early Reallocation to a 1-year Term Index Option) may be more negatively impacted by changes in the expected volatility of Index prices than 1-year Term Index Options due to the difference in Term length. Also, the risk of a negative Daily Adjustment is generally greater for Index Options with a Term length of more than 1 year than for 1-year Term Index Options due to the Term length. 3-year and 6-year Term Index Options with a Participation Rate above 100% may also have larger fluctuations in the Daily Adjustment than Index Options either without a Participation Rate, or with a Participation Rate equal to 100%. For shorter Term lengths, there is more certainty in both the final Index Values and how Trigger Rates, Caps, and Buffers determine Performance Credits. This means there may be less fluctuation in the Daily Adjustment due to changes in Index return for Index Options with shorter Term lengths.If you take a withdrawal from an Index Option before the Term End Date, you could lose principal and previous earnings because of the Daily Adjustment even if Index performance is positive on that day or has been positive since the Term Start Date. If the current Index return during the Term is negative, the Daily Adjustment could result in losses greater than the protection provided by the 10%, 20%, or 30% Buffer. The maximum potential loss from a negative Daily Adjustment is -99%. Such a loss will be greater if you take a withdrawal (including any financial adviser fees that you choose to have us pay from this Contract) that is subject to a withdrawal charge, or is a deduction of Contract fees and expenses.
Allianz Index Advantage+ New York Variable Annuity | RisksAssociatedwithCalculationofCreditsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Calculation of Performance CreditsWe calculate Performance Credits each Term on the Term End Date. Because we calculate Index Returns only on a single date in time, you may experience negative or flat performance even though the Index you selected for a given Crediting Method experienced gains through some, or most, of the Term. The Trigger Rates on the Index Dual Precision Strategy and Index Precision Strategy Index Options, and the Caps on Index Performance Strategy Index Options limit positive returns and could cause performance to be lower than it would otherwise have been if you invested in a mutual fund designed to track the performance of the applicable Index, or the Variable Option. For the Index Performance Strategy, we apply the Cap and any Participation Rate for the entire Term length; we do not apply the Cap and any Participation Rate annually on a 3-year or 6-year Term Index Option.The Index Options do not receive any dividends payable on these securities. The Index Options also do not directly participate in the returns of the Indexes or the Indexes’ component securities. Index Returns would be higher if they included the dividends from the component securities.Trigger Rates, Caps, and Participation Rates may be adjusted on the next Term Start Date and may vary significantly from Term to Term. Changes to Trigger Rates, Caps, and Participation Rates may significantly affect the Performance Credit you receive. For more information, see the “Risks Associated with Changes to Trigger Rates, Caps, and Participation Rates, and Temporary Unavailability of Index Options” discussion later in this section.The Crediting Methods only capture Index Values on the Term Start Date and Term End Date, so you will bear the risk that the Index Value might be abnormally low on these days.
Allianz Index Advantage+ New York Variable Annuity | RisksAssociatedwithPerformanceLocksMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Performance Locks If a Performance Lock is executed:● You will no longer participate in Index performance, positive or negative, for the remainder of the Term for the locked Index Option. This means that under no circumstances will your Index Option Value increase during the remainder of the Term for a locked Index Option, and you will begin a new Index Option with a new Term Start Date on the next Index Anniversary that occurs on or immediately after the Lock Date unless you execute an Early Reallocation (if available to you). If you decide to execute an Early Reallocation, you can execute a Performance Lock and then, at the earliest, execute an Early Reallocation on the same Business Day. When executing both the Performance Lock and Early Reallocation on the same Business Day, your Lock Date is also the Term Start Date for the new Index Option.● You will not receive a Performance Credit on any locked Index Option on the Term End Date.● We use the Daily Adjustment calculated at the end of the current Business Day on the Lock Date to determine your locked Index Option Value. This means that, if you request a Performance Lock, your Index Option Value will lock at an unknown future value which may be higher or lower than it was at the point in time you requested a Performance Lock. In addition, if you set a lower target, your Index Option Value may lock at a lower value than the target you set.● If a Performance Lock is executed when your Daily Adjustment has declined, you will lock in any loss. It is possible that you would have realized less of a loss or no loss if the Performance Lock occurred at a later time, or if the Index Option was not locked.
We will not provide advice or notify you regarding whether you should execute a Performance Lock or Early
Reallocation or the optimal time for doing so. We will not warn you if you execute a Performance Lock or Early
Reallocation at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to execute a Performance Lock or Early Reallocation.

Allianz Index Advantage+ New York Variable Annuity | RISKSASSOCIATEDWITHEARLYREALLOCATIONMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Early ReallocationEarly Reallocation allows you to transfer amounts from the Variable Option on days other than an Index Anniversary, and/or from locked Index Options on days other than a Term End Date, subject to these restrictions:● We do not accept Early Reallocation requests before the Index Effective Date, or within 14 calendar days before an Index Anniversary.● Index Performance Strategy 6-year Term Index Options and the Variable Option are not available as destinations for an Early Reallocation transfer.● Currently you can only execute two Early Reallocations each Index Year, but each request can involve multiple locked Index Options.● After you reach the Early Reallocation request limit in an Index Year, any locked Index Options will remain locked until the next Index Anniversary.● There may be times when Early Reallocation is temporarily unavailable to you, possibly for an extended period of time. However, we cannot permanently eliminate Early Reallocation, and a temporarily unavailable Index Option will become available once we can support its minimum Early Reallocation Trigger Rate or Cap.These limitations mean you may not be able to take advantage of any increases to Early Reallocation rates, or any advantageous changes to Index values that may become available at the optimal time. Also, Early Reallocation Trigger Rates, Caps, and Participation Rates you receive may be less than the Early Reallocation rates that become available later in the Index Year, or the renewal rates available on the next Index Anniversary. This may limit your return potential.
We will not provide advice or notify you regarding whether you should execute an Early Reallocation or the optimal time for doing so. We will not warn you if you execute an Early Reallocation at a sub-optimal time. We are not responsible for any losses related to your decision whether or not to execute an Early Reallocation.

Allianz Index Advantage+ New York Variable Annuity | RisksAssociatedwithSubstitutionofanIndexMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Substitution of an IndexThere is no guarantee that the Indexes will be available during the entire time that you own your Contract. Once we add an Index to your Contract, we cannot remove it without simultaneously substituting it. For the Index Options, if we substitute a new Index for an existing Index, the performance of the new Index may be different and this may affect your ability to receive positive Performance Credits. Depending on the constitution of the substituted Index, the volatility of its investments, and our ability to hedge the Index’s performance, we may determine, in our discretion, to increase or decrease renewal Trigger Rates, Caps, and Participation Rates associated with the new Index, subject to their respective minimums. However, we would not implement any change to reflect this difference until the next Term Start Date after the substitution. The substitution of an Index during a Term may result in an abnormally large change in the Daily Adjustment on the day we substitute the Index due to changes in Proxy Value inputs (such as volatility, dividend yield, and interest rate). However, you would only be affected by this change in the Daily Adjustment if a transaction to which the Daily Adjustment applies (such as a withdrawal you take) occurs on the substitution date.
Allianz Index Advantage+ New York Variable Annuity | RISKSASSOCIATEDWITHCHANGESTOTRIGGERRATESCAPSANDPARTICIPATIONRATESANDTEMPORARYUNAVAILMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Changes to Trigger Rates, Caps, and Participation Rates, and Temporary Unavailability of Index OptionsThe 10%, 20%, and 30% Buffers for the currently available Index Options do not change. However, if we add a new Index Option to your Contract after the Issue Date, we establish the Buffer for it on the date we add the Index Option to your Contract.Subject to their respective minimums, we establish the initial Trigger Rates, Caps, and Participation Rates for a newly issued Contract on the Index Effective Date and they cannot change until the next Term Start Date. You select the Index Effective Date when you purchase your Contract. It can be any Business Day from the Issue Date up to and including the first Quarterly Contract Anniversary, but it cannot be the 29th, 30th, or 31st of a month.You should be aware that, generally, initial Trigger Rates, Caps, and Participation Rates could change every seven calendar days. However, these rates are guaranteed to be available during the period stated on our website at https://www.allianzlife.com/RILANYRates and cannot be superseded until that period ends. If you select an Index Effective Date that is within the guaranteed period for the initial rates that are available for review on the date you signed your application, you will receive the initial rates that were available on the date you signed your application. However, if you select an Index Effective Date that is after this guaranteed period, you are subject to the risk that initial Trigger Rates, Caps, and Participation Rates may change and be less advantageous to you. You are responsible for reviewing the initial rates before your Index Effective Date to ensure your allocations and the product still meet your needs. Furthermore, if your Index Effective Date is after the end of the free look period and you cancel the Contract, you will receive the Cash Value. On or before the Index Effective Date, the Daily Adjustment does not apply. You may review future rates at least seven calendar days before their effectiveness at https://www.allianzlife.com/RILANYRates, or you can call (800) 624-0197 to obtain the rates. Subject to the limitations related to designating the Index Effective Date, you (or your Financial Professional, if authorized) can change your Index Effective Date at any time before it occurs to be an earlier or later date by submitting a request.We can change the renewal and Early Reallocation Trigger Rates, Caps, and Participation Rates for an existing Contract on each new Term Start Date subject to the guaranteed minimums, in our discretion. We will send you a letter at least 30 days before each Index Anniversary. This letter advises you that current Trigger Rates, Caps, and Participation Rates are expiring, and that renewal rates for the next Term Start Date will be available for your review. The Index Anniversary letter also reminds you of your opportunity to transfer Variable Account Value and Index Option Values on the upcoming Term End Date. On each Term End Date, you have the option of remaining allocated to your current Index Options (if available) at the renewal Trigger Rates, Caps, and Participation Rates that we set on the next Term Start Date, or transferring to another permitted Investment Option, subject to the limitations on transfers from an Index Option to the Variable Option. At least seven calendar days before each Index Anniversary, we publish renewal rates for the next Term Start Date for your review in your account on our website, and on our public website at https://www.allianzlife.com/RILANYRates, or you can call (800) 624-0197 to obtain the rates. If you do not review renewal change information when it is published or take no action to transfer to another permitted Investment Option, you will remain allocated to your current Index Options (if available) and will automatically become subject to the renewal Trigger Rates, Caps, and Participation Rates until the next Term End Date.You risk the possibility that the renewal Trigger Rates, Caps, and Participation Rates you receive may be less than you would find acceptable. If you do not find the renewal rates acceptable, you must give us transfer instructions no later than the end of the Business Day on the Term End Date (or the next Business Day if the Term End Date is a non-Business Day) or you will be subject to these renewal Trigger Rates, Caps, and Participation Rates for the next Term. You also risk the possibility that we may make Index Options temporarily unavailable if we are unable to support the minimum Trigger Rate or Cap on that Index Option. When your renewal rates change, or Index Options become temporarily unavailable, you can either transfer Index Option Value to the Variable Option or to other available Index Options by changing your allocation instructions, or take a full withdrawal (which is subject to a withdrawal charge, taxes, and may be subject to tax penalties).
If we temporarily make an Index Option unavailable, on the next Term Start Date we will transfer assets held in the temporarily unavailable Index Option or destined for the temporarily unavailable Index Option to the Variable Option and the assets will remain there until either, (1) we receive a change to allocation instructions that results in a transfer of these assets to available Index Option(s) on the next Index Anniversary, or (2) the Business Day we execute your Early Reallocation request to transfer these assets. If you transfer these assets to an available Index Option, they will not be eligible to receive a Performance Credit until at least the second Index Anniversary after an Index Option becomes temporarily unavailable. To avoid having Index Option Value transferred to the Variable Option when an Index Option becomes temporarily unavailable, you must change your allocation instructions and select Index Options that are available. Such a change will result in a transfer of this Index Option Value to another available Index Option. We must receive this change before the end of the Business Day on the Term Start Date (or the next Business Day if the Term Start Date is a non-Business Day).
For any amount invested in the Variable Option for which allocation instructions direct us to transfer assets to a temporarily unavailable Index Option, such assets will remain in the Variable Option. These assets will remain in the Variable Option until either, (1) the next Index Anniversary where the Index Option, which had been temporarily unavailable, becomes available; (2) we receive a change in allocation instructions that directs us to allocate the assets to available Index Option(s) on the next Index Anniversary; or (3) the Business Day we execute your Early Reallocation request to transfer these assets to an available Index Option(s).
For example, on an Index Anniversary, your allocation instructions direct us to transfer amounts from the Variable Option to a temporarily unavailable Index Option. Instead of transferring amounts to the unavailable Index Option, such amounts will remain allocated to the Variable Option. Two months later, we execute your Early Reallocation request that directs us to transfer amounts from the Variable Option to an available 1-year Term Index Option. We will transfer such amounts (adjusted for Fund performance and fees) to the newly selected 1-year Term Index Option. The remaining ten months of the Index Year will be added to the new 1-year Term for the newly selected Index Option, making the new Term length 22 months. These assets will not receive a Performance Credit associated with this Term until the Term End Date that occurs 22 months after execution of the Early Reallocation.You can transfer from the Variable Option and/or locked Index Options and begin a new Index Option with a new Term Start Date and a new Trigger Rate, Cap, or Participation Rate before the next Index Anniversary by requesting an Early Reallocation. We can change Early Reallocation Trigger Rates, Caps, and Participation Rates subject to the guaranteed minimums, in our discretion. We publish Early Reallocation rates at least seven calendar days before the end of the current Early Reallocation offering period for your review in your account on our website. If you do not execute an Early Reallocation, you will remain allocated to the Variable Option, and/or your current locked Index Options, until the Index Anniversary that occurs on or immediately after the Lock Date. However, we can make all Index Options temporarily unavailable for Early Reallocation at any time, which means there may be times when Early Reallocation is unavailable to you.Initial, renewal, and Early Reallocation Trigger Rates, Caps, and Participation Rates may vary significantly depending upon a variety of factors, including, but not limited to:● Term length,● level of downside protection,● market volatility, ● our hedging strategies and investment performance, ● the availability of hedging instruments,● the amount of money available to us through Contract fees and expenses to purchase hedging instruments,● expenses incurred by the Company,● your Index Effective Date, ● the level of interest rates,● utilization of Contract benefits by Owners, and ● our profitability goals.These factors also impact any new Buffer Index Options that become available under the Contract. Due to a combination of factors, including potential changes in interest rates and other market conditions (e.g. rising inflation), the current economic environment is evolving. The future impact on initial, renewal, and Early Reallocation Trigger Rates, Caps, and Participation Rates cannot be predicted with certainty. The effect of a change in interest rates or other market conditions may not be direct or immediate. There may be a lag in changes to Trigger Rates, Caps, and Participation Rates. Interest rates could increase. In a rising interest rate environment, increases in initial Trigger Rates, Caps, and Participation Rates, if any, may be substantially slower than increases in interest rates. However, a rising interest rate environment may have the opposite effect on renewal rates and cause renewal Trigger Rates, Caps, and Participation Rates to decrease.We manage our obligation to provide Performance Credits in part by trading call and put options, and other derivatives on the available Indexes. The costs of the call and put options and other derivatives vary based on market conditions, and we may adjust future renewal and Early Reallocation Trigger Rates, Caps, and Participation Rates to reflect these cost changes. The primary factor affecting the differences in the initial Trigger Rates, Caps, and Participation Rates for newly issued Contracts and renewal and Early Reallocation rates for existing Contracts is the difference in what we can earn from these investments for newly issued Contracts versus what we are earning on the investments that were made for existing Contracts. In some instances, we may need to reduce initial, renewal, and Early Reallocation Trigger Rates, Caps, and Participation Rates, or we may need to substitute an Index. You bear the risk that we may reduce Trigger Rates, Caps, and Participation Rates, which reduces your opportunity to receive positive Performance Credits.On the Issue Date, we establish for each Index Option whether we can make the Index Option temporarily unavailable on the Index Effective Date or an Index Anniversary (or both) and, if so, when. Similarly, for any new Index Option we add to your Contract after the Issue Date, we establish whether we can make the new Index Option temporarily unavailable on an Index Anniversary and, if so, when. Once we establish this rule for a given Index Option, we cannot change it. With notice we may make Index Options in Group B temporarily unavailable for a year or more on the Index Effective Date or an Index Anniversary (or both), and Index Options in Group C temporarily unavailable for a year or more on an Index Anniversary occurring on or after the sixth Index Anniversary. We can also make all Index Options temporarily unavailable for Early Reallocation at any time. We can make Index Options temporarily unavailable if, due to yield on investments or the availability or cost of hedging, we are unable to support the minimum Trigger Rate or Cap. We cannot make an Index Option temporarily unavailable for any reason other than being able to support the minimum Trigger Rate or Cap. We cannot make Group A Index Options temporarily unavailable on the Index Effective Date or an Index Anniversary.Temporary unavailability of an Index Option may:● last for more than one Index Year,● reoccur periodically during the time you own your Contract,● result in all Index Options within Group B or Group C being unavailable, and● result in the Early Reallocation feature being unavailable for one or more Index Options.Once we make an Index Option temporarily unavailable, it may continue to be unavailable so long as we are unable to support its minimum Trigger Rate or Cap. However, we cannot make an Index Option permanently unavailable, remove it from the Contract after issue, or make an Index Option to which you are currently allocated temporarily unavailable during its Term. A temporarily unavailable Index Option will become available once we can support its minimum Trigger Rate or Cap. Although we cannot make an Index Option permanently unavailable or remove it from your Contract after the Issue Date, we can substitute an Index as discussed under “Substitution of an Index” in this section. You bear the risk that the Group B and/or Group C Index Options may be periodically unavailable, possibly for an extended period of time, which reduces your opportunity to receive positive Performance Credits, and may also increase your risk of loss because the increased protection provided by the 20% and 30% Buffers is not available. You also bear the risk that there may be times when Early Reallocation is temporarily unavailable to you, possibly for an extended period of time, which reduces your opportunity to take advantage of any increases to Early Reallocation rates, or any advantageous changes to Index values that may become available at the optimal time. This may limit your return potential.
Allianz Index Advantage+ New York Variable Annuity | InvestmentinDerivativeHedgingInstrumentsMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Investment in Derivative Hedging InstrumentsThe Index Options are supported by bonds and other fixed income securities which are also used to support the Contract guarantees, cash, and derivative hedging instruments used to hedge the movements of the applicable Index.At Contract issue, we invest a substantial majority of the initial Contract Value allocated to the Index Options in fixed income securities, with most of the remainder invested in derivative hedging instruments. The derivative hedging instruments are purchased to track and hedge Index movements and support our obligations with regard to the Index Options. The derivative hedging instruments we purchase include put options, call options, futures, swaps, and other derivatives.We move assets in the unregistered separate account between a book value subaccount and a market value subaccount during the Index Year based on Index performance. We typically transfer assets between the subaccounts if there is a 10% incremental change in year-to-date Index performance. This starts when the decrease in the market exceeds the applicable Buffer. We monitor year-to-date Index performance daily and change allocations daily if needed.The derivative hedging instruments are investments of our unregistered separate account. Neither you nor others are investors in such securities. For information regarding our unregistered separate account, including the investment of assets in hedging instruments, please see The Insurance Company, Separate Accounts, and General Account – Our Unregistered Separate Account.We currently limit our purchase of derivative hedging instruments to liquid securities. However, like many types of derivative hedging instruments, these securities may be volatile and their price may vary substantially. In addition, because we pay Performance Credits regardless of the performance of derivative hedging instruments we purchase, we may incur losses on hedging mismatches or errors in hedging. We may incur additional costs if the costs of our hedging program increase due to market conditions or other factors. Our overall experience with hedging securities may affect renewal and Early Reallocation Trigger Rates, Caps, and Participation Rates for existing Contracts.
Allianz Index Advantage+ New York Variable Annuity | RisksofDeductingFinancialAdviserFeesfromtheContractMember
Prospectus:
Principal Risk [Text Block]	Risks of Deducting Financial Adviser Fees from the ContractIf you have an investment adviser and want to pay their financial adviser fees from this Contract, you can instruct us to withdraw the fee from your Contract and pay it to your adviser. Once authorized by you, the investment adviser requests each fee payment by submitting a letter of instruction that includes the fee amount. The deduction of financial adviser fees is in addition to this Contract’s fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay financial advisers fees may be subject to a Daily Adjustment (that could be negative), are subject to withdrawal charges, will reduce the Contract Value dollar for dollar and Guaranteed Death Benefit Value proportionately (perhaps significantly and by more than the amount withdrawn), are subject to income taxes (and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2). Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract rather than from other assets you may have.
Allianz Index Advantage+ New York Variable Annuity | OtherContractChangesRiskMember
Prospectus:
Principal Risk [Text Block]	Other Contract Changes RiskWe reserve the right to modify or restrict several benefits or features of the Contract. We restrict additional Purchase Payments. Each Index Year during the Accumulation Phase, you cannot add more than your initial amount without our prior approval. Your initial amount is the total of all Purchase payments received before the first Quarterly Contract Anniversary of the first Contract Year. We allow you to add up to the initial amount in the remainder of the first Index Year. For further information regarding Purchase Payment restrictions, see section 3, Purchasing the Contract – Purchase Requirements.We reserve the right to substitute the Fund in which the Variable Option invests. We reserve the right to add or eliminate additional variable investment options. However, the extent to which we add, eliminate, or substitute variable investment options will be consistent with federal securities laws and, when required, the SEC.We do not currently deduct premium tax from the Contract, although we reserve the right to do so in the future. Lastly, we will treat a partial withdrawal that reduces Contract Value below $2,000 as a full withdrawal unless you submitted a Purchase Payment in the last three years. If Annuity Payments would be less than $20, we reserve the right to require you to take a full withdrawal and your Contract will then terminate. However, we do not assess a withdrawal charge on this full withdrawal.
Allianz Index Advantage+ New York Variable Annuity | OurFinancialStrengthandClaimesPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Risks Associated with Our Financial Strength and Claims-Paying AbilityWe make Annuity Payments, and pay death benefits from our general account. Our general account assets are subject to claims by our creditors, and any payment we make from our general account is subject to our financial strength and claims-paying ability. We apply Performance Credits from an unregistered, non-unitized, non-insulated separate account (Separate Account IANY). Like our general account, the assets in Separate Account IANY are subject to our general business operation liabilities and the claims of our creditors, and are also subject to our financial strength and claims-paying ability. For more information on Separate Account IANY, see The Insurance Company, Separate Accounts, and General Account – Our Unregistered Separate Account.
Allianz Index Advantage+ New York Variable Annuity | BusinessandOperationalRisksRelevanttotheContractMember
Prospectus:
Principal Risk [Text Block]	Business and Operational Risks Relevant to the ContractBusiness Disruption and Cybersecurity Risks. Our business relies on technology systems and networks, including systems and networks managed by third parties to process, transmit and store information, and to conduct business activities and transactions with clients, distributors, vendors, and other third parties. Maintaining the integrity of our systems is critical to our business operations and to the protection of our clients’ personal information. To date, we have not identified any material breaches or interference with our systems and networks; however, we routinely encounter and address such threats. Any cybersecurity breaches or interference that may in the future occur could have a material adverse impact on our business operations and our financial condition. Publicly-reported cybersecurity threats and incidents have dramatically increased in recent years, and financial services companies and their third-party service providers are increasingly the targets of cyberattacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes.We have implemented and maintain security measures designed to protect against breaches of security and other interference with systems and networks, and require third party vendors to meet certain information security standards; however, we cannot ensure that our systems and networks will not be subject to breaches or interference. Any such event may result in operational disruptions as well as unauthorized access to or the disclosure or loss of our proprietary information or our clients’ personal information. Any such event may interfere with, impede or cause delays in our calculation of values, processing of transactions and making of payments under the Contract. Even if we successfully protected our technology infrastructure and the confidentiality of sensitive data, we may incur significant expenses in responding to any such attacks. Although we maintain cybersecurity insurance coverage against costs resulting from cybersecurity incidents, it is possible losses will exceed the amount available under our coverage. We cannot be certain that advances in criminal capabilities, discovery of new vulnerabilities, attempts to exploit vulnerabilities in our systems, data thefts, physical system or network break-ins or inappropriate access, or other developments will not compromise or breach the technology or other security measures protecting our networks and systems used in connection with our products and services, and it is possible that a cybersecurity incident could persist for an extended period of time without detection.Natural or Man-made Disasters. The occurrence of natural or man-made disasters (e.g., extreme weather events, acts of terrorism, geo-political disputes, public health crises, industrial accidents, blackouts, cyberattacks, computer viruses, insider threats, insurrections and military actions, unanticipated problems with our disaster recovery systems, or support failures from external providers) could adversely affect our business operations and our business results, particularly if those events affect our computer-based data processing, transmission, storage, and retrieval systems or destroy data. Such disasters may damage our facilities, preventing our employees from performing their roles, otherwise disturbing our ordinary business operations, and impacting claims processing. We rely on certain third-parties to provide certain services important to our business operations. While we monitor the business continuity planning of such third-parties, successful implementation and execution of their business continuity plans are largely outside of our control. Weaknesses or failures within a vendor’s business continuity plan in light of a natural or man-made disaster could materially disrupt our business operations.
Allianz Index Advantage+ New York Variable Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Yes, you can lose money by investing in the Contract, including loss of principal and previous earnings.The maximum amount of loss that you could experience from negative Index Return, after taking into account the current limits on Index loss provided under the Contract, is: -90% with a 10% Buffer; -80% with a 20% Buffer; and -70% with a 30% Buffer.The limits on Index loss offered under the Contract may change from one Term to the next if we add an Index Option.
Principal Risk [Text Block]	Risk of LossReturns on securities and securities Indexes can vary substantially, which may result in investment losses. The historical performance of the Investment Options does not guarantee future results. It is impossible to predict whether underlying investment values will fall or rise. Trading prices of the securities underlying the Investment Options are influenced by economic, financial, regulatory, geographic, judicial, political and other complex and interrelated factors. These factors can affect capital markets generally and markets on which the underlying securities are traded and these factors can influence the performance of the underlying securities. Depending on your individual circumstances (e.g., your selected Investment Options and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. You should consult with a Financial Professional.The Variable Option does not provide any protection against loss of principal. You can lose principal and previous earnings for Purchase Payments held in, allocated to, or Contract Value transferred to the Variable Option and such losses could be significant.If you allocate Purchase Payments or transfer Contract Value to an Index Option, negative Index Returns may cause Performance Credits to be negative after application of the 10%, 20%, or 30% Buffer. For the Index Performance Strategy, we apply the Buffer for the entire Term length; we do not apply the Buffer annually on a 3-year or 6-year Term Index Option. Ongoing deductions we make for Contract fees and expenses could also cause amounts available for withdrawal to be less than what you invested even if Index performance has been positive. You can lose principal and previous earnings if you allocate Purchase Payments or transfer Contract Value to the Index Options, and such losses could be significant. The maximum potential negative Performance Credit is based on the Buffer. If the Buffer is 10%, the maximum negative Performance Credit is -90%; if the Buffer is 20%, the maximum negative Performance Credit is -80%; and if the Buffer is 30%, the maximum negative Performance Credit is -70%. Such losses will be greater if you take a withdrawal (including any financial adviser fees that you choose to have us pay from this Contract) that is subject to a withdrawal charge, or is a deduction of Contract fees and expenses.
Allianz Index Advantage+ New York Variable Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	• No, this Contract is not a short-term investment and is not appropriate if you need ready access to cash.• Considering the benefits of tax deferral and long-term income, the Contract is generally more beneficial to investors with a long investment time horizon.• Withdrawals are subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2. • If, within six years after we receive a Purchase Payment, you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this Contract), withdrawal charges will apply. A withdrawal charge will reduce your Contract Value or the amount of money that you actually receive. Withdrawals may reduce or end Contract guarantees.• Amounts invested in an Index Option must be held in the Index Option for the full Term before they can receive a Performance Credit. We apply a Daily Adjustment, if before the Term End Date, you take a full or partial withdrawal (including financial adviser fees that you choose to have us pay from this Contract), you execute a Performance Lock, you annuitize the Contract, we pay a death benefit, or we deduct Contract fees and expenses.• The Daily Adjustment may be negative. You will lose money if the Daily Adjustment is negative.• Withdrawals and other deductions from an Index Option prior to a Term End Date will result in a proportionate reduction to your Index Option Base. The proportionate reduction could be greater than the amount withdrawn or deducted. Reductions to your Index Option Base will result in lower Index Option Values for the remainder of the Term and lower gains (if any) on the Term End Date.• On the Term End Date, you can transfer assets invested in an Index Option by changing your allocation instructions. If you do not change your allocation instructions, you will continue to be invested in the same Index Option with a new Term Start Date. The new Term will be subject to the applicable renewal Trigger Rate, Cap, and/or Participation Rate.
Allianz Index Advantage+ New York Variable Annuity | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Variable Option and the Index Options available under the Contract.• The Variable Option and each Index Option have their own unique risks.• You should review the Fund’s prospectus and disclosures, including risk factors, before making an investment decision.• Caps and Trigger Rates will limit positive Performance Credits (e.g., limited upside). This may result in earning less than the Index Return.– For example, if at the end of a 1-year Term, the Index Return is 25% and the Cap is 15%, we apply a Performance Credit of 15%, meaning your Contract Value allocated to that Index Option will increase by 15% since the Term Start Date. If at the end of the Term, the Index Return is 6% and the Trigger Rate is 10%, we apply a Performance Credit of 10%, meaning your Contract Value allocated to that Index Option will increase by 10% since the Term Start Date.• The Buffer will limit negative Performance Credits (e.g., limited protection in the case of Index decline). However, you bear the risk for all Index losses that exceed the Buffer.– For example, if at the end of a Term, the Index Return is -25% and the Buffer is 10%, we apply a Performance Credit of -15%, meaning your Contract Value allocated to that Index Option will decrease by 15% since the Term Start Date.• The Indexes are price return indexes, not total return indexes. This means that the Index Options do not receive any dividends payable on these securities. The Index Options also do not directly participate in the returns of the Indexes or the Indexes' component securities. This will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index.
Allianz Index Advantage+ New York Variable Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us. All obligations, guarantees or benefits of the Contract, including those relating to the Index Options, are the obligations of Allianz Life of New York and are subject to our claims-paying ability and financial strength. More information about Allianz Life of New York, including our financial strength ratings, is available upon request by visiting https://www.allianzlife.com/new-york/about/why-allianz-life-of-ny, or contacting us at (800) 624-0197.
Allianz Index Advantage+ New York Variable Annuity | AZLGovernmentMoneyMarketFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income consistent with stability of principal
Portfolio Company Name [Text Block]	AZL® Government Money Market Fund
Portfolio Company Adviser [Text Block]	Allianz Investment Management LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	4.42%
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	1.20%
Allianz Index Advantage+ New York Variable Annuity | FreeWithdrawalPrivilegeMember
Prospectus:
Name of Benefit [Text Block]	FreeWithdrawalPrivilege
Purpose of Benefit [Text Block]	Allows you to withdraw up to 10% of your total Purchase Payments each Contract Year without incurring a withdrawal charge.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Not available upon a full withdrawal.• Unused free withdrawal amounts not available in future years.• Program withdrawals may be subject to negative Daily Adjustments.• Program withdrawals are subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.
Name of Benefit [Text Block]	FreeWithdrawalPrivilege
Allianz Index Advantage+ New York Variable Annuity | MinimumDistributionProgramMember
Prospectus:
Name of Benefit [Text Block]	Minimum Distribution Program
Purpose of Benefit [Text Block]	Allows you to automatically take withdrawals to satisfy the required minimum distribution requirements (RMD) imposed by the Internal Revenue Code.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Only available to IRA or SEP IRA Contracts.• Generally required for Inherited IRA and Inherited Roth IRA Contracts.• Program withdrawals count against the free withdrawal privilege.• Program withdrawals may be subject to negative Daily Adjustments.• Program withdrawals are subject to income taxes.• Program withdrawals may be monthly, quarterly, semi-annual or annual, unless you have less than $25,000 in Contract Value, in which case only annual payments are available.• We reserve the right to discontinue or modify the program subject to the requirements of law.
Name of Benefit [Text Block]	Minimum Distribution Program
Allianz Index Advantage+ New York Variable Annuity | FinancialAdviserFeesMember
Prospectus:
Name of Benefit [Text Block]	FinancialAdviserFees
Purpose of Benefit [Text Block]	If you have a financial adviser and want to pay their financial adviser fees from this Contract, you can instruct us to withdraw the fee from your Contract and pay it to your Financial Professional or Financial Professional’s firm as instructed.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Financial adviser fees are in addition to the Contract’s fees and expenses.• Deductions for financial adviser fees are treated as withdrawals under the Contract.• Program withdrawals count against the free withdrawal privilege.• Program withdrawals may be subject to negative Daily Adjustments.• Program withdrawals are subject to withdrawal charges, income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.• We reserve the right to discontinue or modify the program.• The deduction of financial adviser fees is in addition to this Contract's fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay financial adviser fees may be subject to a Daily Adjustment (that could be negative), are subject to withdrawal charges, will reduce the Contract Value dollar for dollar and Guaranteed Death Benefit Value proportionately (perhaps significantly and by more than the amount withdrawn). For more information regarding the impact of withdrawing financial adviser fees from the Contract, including an example of how withdrawing financial adviser fees impacts the Contract, see section 1, The Contract – Financial Adviser Fees.
Name of Benefit [Text Block]	FinancialAdviserFees
Allianz Index Advantage+ New York Variable Annuity | WaiverofWithdrawalChargeBenefitMember
Prospectus:
Name of Benefit [Text Block]	Waiver ofWithdrawalChargeBenefit
Purpose of Benefit [Text Block]	Waives withdrawal charges if you are confined for care or are unable to perform at least two out of six activities of daily living (ADLs).
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Only available during the Accumulation Phase.• Confinement must begin after the first Contract Anniversary, be for at least 90 days in a 120-day period, and requires proof of stay.• Inability to perform two ADLs must be for at least 90 continuous days and may require an exam or tests by a physician.• Not available on the Issue Date if any Owner was confined to an eligible facility, or unable to perform all six ADLs.• Program withdrawals count against the free withdrawal privilege.• Program withdrawals may be subject to negative Daily Adjustments.• Program withdrawals are not subject to withdrawal charges, but are subject to income taxes, and may also be subject to a 10% additional federal tax for amounts withdrawn before age 59 1∕2.• State variations may apply.
Name of Benefit [Text Block]	Waiver ofWithdrawalChargeBenefit
Allianz Index Advantage+ New York Variable Annuity | TraditionalDeathBenefitMember
Prospectus:
Name of Benefit [Text Block]	TraditionalDeath Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of the Contract Value, or Guaranteed Death Benefit Value. The Guaranteed Death Benefit Value is total Purchase Payments adjusted for withdrawals.An example of the death benefit provided by the Traditional Death Benefit is included in section 11, Death Benefit.An example of how deduction of financial adviser fees impact the death benefit is included in section 1.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Benefit only available during the Accumulation Phase.• Withdrawals, including any negative Daily Adjustments, may significantly reduce the benefit as indicated in section 1, The Contract - Financial Adviser Fee Deduction Example.• Restrictions on Purchase Payments may limit the benefit.• Annuitizing the Contract will end the benefit.
Name of Benefit [Text Block]	TraditionalDeath Benefit
Operation of Benefit [Text Block]	11. Death Benefit“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.The Contract provides the Traditional Death Benefit for no additional charge. The death benefit is the greater of the Contract Value, or Guaranteed Death Benefit Value. The Traditional Death Benefit’s Guaranteed Death Benefit Value is total Purchase Payments reduced proportionately for withdrawals you take (including any withdrawal charge).The death benefit is only available during the Accumulation Phase. If you or the Determining Life (Lives) die during the Accumulation Phase, we process the death benefit using prices determined after we receive the required information, which is either a Valid Claim or due proof of death as stated here. (For information on due proof of death see the Glossary – Valid Claim). If we receive this information at or after the end of the current Business Day, we use the next Business Day’s prices.If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. If a Beneficiary dies before you or the Designated Life, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no remaining Beneficiaries, or no named Beneficiaries, we pay the death benefit to your estate, or if the Owner is a non-individual, to the Owner. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, each Beneficiary receives an equal share.Each Beneficiary’s portion of the death benefit remains in the Investment Options based on the allocation instructions that were in effect on the date of death until we receive his or her Valid Claim and we either pay the claim or the Beneficiary provides alternate allocation instructions. If there is Variable Account Value in the Variable Option awaiting transfer to the Index Options on the date of death, it remains there until the next Index Anniversary. If an Index Anniversary occurs before we receive a Valid Claim, we will transfer that Beneficiary’s portion of the Variable Account Value destined for the Index Options based on the allocation instructions that were in effect on the date of death.From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we may no longer accept or process transfer requests. After we receive the first Valid Claim from any Beneficiary, we also will not accept additional Purchase Payments or allow any partial or full withdrawals unless the withdrawal is required to comply with federal tax law.Examples of the impact of withdrawals for financial adviser fees that you choose to have us pay from this Contract on the death benefit are included in section 1.What Happens Upon Death?If you are the Determining Life, or if you and the Determining Life (Lives) are different individuals and die simultaneously as described in the discussion of Beneficiaries in section 2, Ownership, Annuitants, Determining Life, Beneficiaries and Payees, we determine the Traditional Death Benefit at the end of the Business Day we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of the:● Guaranteed Death Benefit Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or● Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.In this instance, if the Beneficiary:− is a surviving spouse and chooses to continue the Contract;− selects death benefit payment Option B; or− selects death benefit payment Option C and takes payment over a period not extending beyond the Beneficiary’s life expectancy;we increase the Contract Value to equal the Guaranteed Death Benefit Value if greater when we receive a Valid Claim.If you and the Determining Life (Lives) are different individuals and do not die simultaneously, the death benefit is as follows. This can only occur if you change the Owner after the Issue Date.● If a Determining Life dies before you, we do not pay a death benefit to the Beneficiary(ies), but we may increase the Contract Value if the Traditional Death Benefit is still in effect. At the end of the Business Day we receive due proof of a Determining Life’s death, we increase the Contract Value to equal the Guaranteed Death Benefit Value if greater, and the Traditional Death Benefit ends.● Upon your death, your Beneficiary(ies) receive the Contract Value determined at the end of the Business Day during which we receive each Beneficiary’s Valid Claim.Upon the death of a Determining Life, if we increase the Contract Value to equal the Guaranteed Death Benefit Value, we allocate this increase to the Variable Option. On the next Index Anniversary, we transfer these assets according to the allocation instructions. However, if the allocation instructions include any temporarily unavailable Index Option(s), those assets will remain in the Variable Option until either, (1) we receive a change to allocation instructions that transfer these assets to available Index Option(s), or (2) an Early Reallocation is executed. Executing an Early Reallocation will result in the remaining time prior to your next Index Anniversary being added to your new Term length. For example, assume your next Index Anniversary is in four months. At this point, you elect an Early Reallocation and choose a new 3-Year term Index Option. The remaining four months prior to the next Index Anniversary will be added to the new 3-year Term for your newly selected Index Option, extending the new Term length to 40 months.The Traditional Death Benefit ends upon the earliest of the following:● The Business Day before the Annuity Date.● The Business Day that the Guaranteed Death Benefit Value and Contract Value are both zero.● Upon the death of a Determining Life, the end of the Business Day we receive a Valid Claim from all Beneficiaries if you and the Determining Life are the same individual, or if you and the Determining Life (Lives) are different individuals and die simultaneously.● Upon the death of a Determining Life, the end of the Business Day we receive due proof of the Determining Life’s death if you and the Determining Life (Lives) are different individuals and do not die simultaneously.● Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we receive the first Valid Claim from any one Beneficiary, if the Owner (or Annuitant) is no longer a Determining Life.● The Business Day the Contract ends.
We base the Guaranteed Death Benefit Value on the first death of a Determining Life (or Lives). This means that upon the death of an Owner (or Annuitant if the Owner is a non-individual), if a surviving spouse continues the Contract, the
Guaranteed Death Benefit Value is no longer available. Also, if you and the Determining Life (Lives) are different individuals and you die first, the Guaranteed Death Benefit Value is not available to your Beneficiary(ies).

Death of the Owner and/or AnnuitantThe SAI includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different phases of the Contract.Death Benefit Payment Options During the Accumulation PhaseEach Beneficiary must select one of the death benefit payment options listed below.If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms.Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. However, spousal continuation is not available if this is an Inherited IRA, or Inherited Roth IRA (i.e., spousal continuation is not available to a successor beneficiary - the spouse of the original Beneficiary). For an IRA, Roth IRA, or SEP IRA Contract, spousal continuation can only occur if the surviving spouse is the Contract’s sole primary Beneficiary. For Qualified Contracts purchased through a qualified plan and non-individually owned Contracts, spousal continuation is only available to Qualified Contracts through a direct rollover to an IRA. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the deceased Owner was a Determining Life and the surviving spouse Beneficiary continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the Guaranteed Death Benefit Value if greater and available, and the Traditional Death Benefit ends. If the surviving spouse continues the Contract:● he or she becomes the new Owner and may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries;● he or she is subject to any remaining withdrawal charge period; and● upon the surviving spouse’s death, their Beneficiary(ies) receive the Contract Value determined at the end of the Business Day during which we receive a Valid Claim from each Beneficiary.Death Benefit Payment OptionsThe following applies to Non-Qualified Contracts. Different rules may apply to Qualified Contracts. For more information, please see section 12, Taxes – Distributions Upon the Owner’s Death (or Annuitant’s Death if the Owner is a Non-Individual).Option A: Lump sum payment of the death benefit.Option B: Payment of the entire death benefit within five years of the date of any Owner’s death. The Beneficiary can continue to make transfers between Investment Options and is subject to a 1.25% M&E charge for any amounts allocated to the Variable Option.Option C: If the Beneficiary is an individual, payment of the death benefit as Annuity Payments under Annuity Options A, B, or C. If you take the death benefit as Annuity Payments, we do not require that the Annuity Date occur on an Index Anniversary. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy under which the Beneficiary can continue to make transfers between Investment Options and is subject to a 1.25% M&E charge for any amounts allocated to the Variable Option.Distribution from Non-Qualified Contracts under Option C must begin within one year of the date of the Owner’s death. Any portion of the death benefit from Non-Qualified Contracts not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.If a Non-Qualified Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, a Non-Qualified Contract is interpreted and administered in accordance with Section 72(s) of the Code.
Calculation Method of Benefit [Text Block]	On the first death of a Determining Life during the Accumulation Phase, if the Traditional Death Benefit is in effect, your Beneficiary(ies) will receive the greater of the Contract Value or Guaranteed Death Benefit Value. The Guaranteed Death Benefit Value is total Purchase Payments reduced proportionately for withdrawals you take (including any withdrawal charge). For example, assume total Purchase Payments are $90,000, you take no withdrawals, and the current Contract Value is $100,000. The death benefit for the Traditional Death Benefit is the $100,000 Contract Value.If the date we are determining the death benefit is not the Term End Date, the Contract Value reflects the Daily Adjustment. Withdrawals you take reduce your Guaranteed Death Benefit Value by the percentage of Contract Value withdrawn (including any withdrawal charge), determined at the end of each Business Day. All withdrawals you take reduce the Guaranteed Death Benefit Value and Contract Value, even Penalty-Free Withdrawals, and financial adviser fees that you choose to have us pay from this Contract. However, we do not reduce the Guaranteed Death Benefit Value for deductions we make for Contract fees and expenses. Deductions for Contract fees and expenses will, however, decrease the Contract Value by the dollar amount withdrawn. In addition, because the death benefit is the greater of Contract Value or the Guaranteed Death Benefit Value, deductions we make for Contract fees and expenses may reduce the death benefit available to your Beneficiaries.
Allianz Index Advantage+ New York Variable Annuity | PerformanceLockMember
Prospectus:
Name of Benefit [Text Block]	Performance Lock
Purpose of Benefit [Text Block]	Allows you to capture the current Index Option Value during the Term for an Index Option. Can help eliminate doubt about future Index performance and possibly limit the impact of negative performance. Can allow you to transfer out of an Index Option before the Term End Date.A Performance Lock example is included in section 6, Valuing Your Contract — Performance Locks.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Available during the Accumulation Phase.• Performance Locks must be executed before the Term End Date.• If a Performance Lock is executed, the locked Index Option will no longer participate in Index performance (positive or negative) for the remainder of the Term, and will not receive a Performance Credit on the Term End Date.• You will not know your locked Index Option Value in advance.• The locked Index Option Value will reflect a Daily Adjustment.• If a Performance Lock is executed when the Daily Adjustment has declined, it will lock in any loss.• A Performance Lock can be executed only once each Term for each Index Option.• Cannot execute a Performance Lock for only a portion of the Index Option Value.• Deductions (e.g. withdrawals, fees) decrease the locked Index Option Value.• Cannot transfer locked Index Option Value until the next Index Anniversary that occurs on or immediately after the Lock Date unless you execute an Early Reallocation.• We will not provide advice or notify you regarding whether you should execute a Performance Lock or the optimal time for doing so.• We will not warn you if you execute a Performance Lock at a sub-optimal time.• We are not responsible for any losses related to your decision whether or not to execute a Performance Lock.
Name of Benefit [Text Block]	Performance Lock
Allianz Index Advantage+ New York Variable Annuity | EarlyReallocationMember
Prospectus:
Name of Benefit [Text Block]	Early Reallocation
Purpose of Benefit [Text Block]	Allows you to transfer from the Variable Option and/or locked Index Options on days other than an Index Anniversary.An Early Reallocation Request example is included in section 6, Valuing Your Contract — Early Reallocations.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Available during the Accumulation Phase.• Early Reallocation requests are not accepted before the Index Effective Date, or within 14 calendar days before an Index Anniversary; Index Performance Strategy 6-year Term Index Options and the Variable Option are not available as destinations for an Early Reallocation transfer; and currently you are limited to two Early Reallocation requests each Index Year.• All Index Options can be temporarily unavailable for Early Reallocation at any time, which means there may be times when Early Reallocation is unavailable to you.• We will not provide advice or notify you regarding whether you should execute an Early Reallocation or the optimal time for doing so.• We will not warn you if you execute an Early Reallocation at a sub-optimal time.• We are not responsible for any losses related to your decision whether or not to execute an Early Reallocation.
Name of Benefit [Text Block]	Early Reallocation